As filed with the U.S. Securities and Exchange Commission on January 9, 2019

File No. 333-228682

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.     ☐

Post-Effective Amendment No. 1 ☒

JOHN HANCOCK FUNDS III

(Exact Name of Registrant as Specified in Charter)

601 Congress Street

Boston, Massachusetts 02210

(Address of Principal Executive Offices)

(617) 663-2999

(Registrant’s Area Code and Telephone Number)

Christopher (Kit) Sechler, Esq.

601 Congress Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

With copies to:

Mark P. Goshko, Esq.

K&L Gates LLP

One Lincoln Street

Boston, Massachusetts 02111

AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT

(Approximate Date of Proposed Public Offering)

TITLE OF SECURITIES BEING REGISTERED:

Shares of beneficial interest of Registrant

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933.

JOHN HANCOCK FUNDS III (“Registrant”)

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Notice of Special Meeting to Shareholders of Registrant

Part A — Proxy Statement and Prospectus

Part B — Statement of Additional Information

Part C — Other Information

Signature Page

Exhibits

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January 9, 2019

Your action is required. Please vote today.

Dear John Hancock U.S. Growth Fund shareholder:

At John Hancock Investments, we continually review our lineup of mutual funds to ensure that each fund continues to serve the best interests of shareholders. Included in that assessment is a review of account fees and whether funds are growing large enough to achieve beneficial economies of scale. On occasions where funds are not meeting this potential, we have taken action, and we believe your fund would benefit from such action today. After careful consideration, we proposed, and your fund’s Trustees agreed, that shareholders would benefit from a merger of John Hancock U.S. Growth Fund into John Hancock U.S. Quality Growth Fund (formerly John Hancock Strategic Growth Fund).

Advantages of the proposed merger:

•	Expected economies of scale and potentially lower expenses in the future. Following the reorganization, the net expense ratios of each class of shares of the acquiring fund are estimated to be lower than the corresponding current expense ratios of your fund, both before and after current fee waivers. Moreover, as fixed costs are spread across the larger asset base of a combined fund with greater potential for asset growth, overall gross shareholder expenses may be reduced in the future.

•	Similar investment objective and identical investment strategies. The proposed merger is expected to allow U.S. Growth Fund shareholders to pursue a similar investment objective in a larger combined fund with the same principal investment strategies. Under normal market conditions, each fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments tied economically to the United States.

•	Continuity of management. John Hancock Advisers, LLC serves as investment advisor to your fund and the acquiring fund and will continue to serve as the investment advisor to the combined fund. Wellington Management Company LLP serves as each fund’s investment subadvisor and will continue to subadvise the combined fund. In addition, Wellington Management’s John A. Boselli, CFA, currently manages each fund’s portfolio and will continue to manage the portfolio of the combined fund.

How to vote

This reorganization cannot proceed without the approval of shareholders, so a special shareholder meeting has been scheduled to take place on or about March 15, 2019, at the offices of John Hancock Advisers at 200 Berkeley Street in Boston, Massachusetts. While you may attend the meeting in person, voting today will save on the potential cost of future mailings required to obtain shareholder votes. You have multiple options available for how to cast your proxy vote:

Online: https://www.proxyonline.com/docs/JHUSGrowth

Phone: Call 1-800-399-1581

Mail: by returning the enclosed proxy card(s)

I encourage you to read the enclosed proxy statement and prospectus for more information, and I thank you for acting on this matter today.

Sincerely,

Andrew G. Arnott

President and Chief Executive Officer

John Hancock Investments

January 9, 2019

Your action is required. Please vote today.

Dear John Hancock U.S. Growth Fund shareholder:

At John Hancock Investments, we continually review our lineup of mutual funds to ensure that each fund continues to serve the best interests of shareholders. Included in that assessment is a review of account fees and whether funds are growing large enough to achieve beneficial economies of scale. On occasions where funds are not meeting this potential, we have taken action, and we believe your fund would benefit from such action today. After careful consideration, we proposed, and your fund’s Trustees agreed, that shareholders would benefit from a merger of John Hancock U.S. Growth Fund into John Hancock U.S. Quality Growth Fund (formerly John Hancock Strategic Growth Fund).

Advantages of the proposed merger:

•	Expected economies of scale and potentially lower expenses in the future. Following the reorganization, the net expense ratios of each class of shares of the acquiring fund are estimated to be lower than the corresponding current expense ratios of your fund, both before and after current fee waivers. Moreover, as fixed costs are spread across the larger asset base of a combined fund with greater potential for asset growth, overall gross shareholder expenses may be reduced in the future.

•	Similar investment objective and identical investment strategies. The proposed merger is expected to allow U.S. Growth Fund shareholders to pursue a similar investment objective in a larger combined fund with the same principal investment strategies. Under normal market conditions, each fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments tied economically to the United States.

•	Continuity of management. John Hancock Advisers, LLC serves as investment advisor to your fund and the acquiring fund and will continue to serve as the investment advisor to the combined fund. Wellington Management Company LLP serves as each fund’s investment subadvisor and will continue to subadvise the combined fund. In addition, Wellington Management’s John A. Boselli, CFA, currently manages each fund’s portfolio and will continue to manage the portfolio of the combined fund.

How to vote

This reorganization cannot proceed without the approval of shareholders, so a special shareholder meeting has been scheduled to take place on or about March 15, 2019, at the offices of John Hancock Advisers at 200 Berkeley Street in Boston, Massachusetts. While you may attend the meeting in person, voting today will save on the potential cost of future mailings required to obtain shareholder votes. You have multiple options available for how to cast your proxy vote:

Online: by visiting the website on your proxy card(s) and entering your control number

Phone: by calling the number listed on your proxy card(s)

Mail: by returning the enclosed proxy card(s)

I encourage you to read the enclosed proxy statement and prospectus for more information, and I thank you for acting on this matter today.

Sincerely,

Andrew G. Arnott

President and Chief Executive Officer

John Hancock Investments

U.S. GROWTH FUND

(a series of John Hancock Funds II)

(the “Fund”)

200 Berkeley Street

Boston, MA 02116

Notice of Special Meeting of Shareholders

Scheduled for March 15, 2019

This is the formal agenda for the Fund’s shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

To the shareholders of the Fund:

A shareholder meeting of the Fund will be held at 200 Berkeley Street, Boston, Massachusetts, on March 15, 2019, at 2:00 P.M. to consider the following:

1.	A proposal to approve an Agreement and Plan of Reorganization between U.S. Growth Fund (the “Acquired Fund”), a series of John Hancock Funds II, and John Hancock U.S. Quality Growth Fund (formerly John Hancock Strategic Growth Fund) (the “Acquiring Fund”), a series of John Hancock Funds III. Under this agreement, the Acquired Fund would transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund. These shares would be distributed, as described in the accompanying combined proxy statement and prospectus, proportionately to you and the other shareholders of the Acquired Fund. The Acquiring Fund would also assume substantially all of the Acquired Fund’s liabilities. Your Fund’s Board of Trustees recommends that you vote FOR this proposal.

2.	Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on December 17, 2018, are entitled to vote at the meeting and any related follow-up meetings.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card(s). If shareholders do not return their proxies in sufficient numbers, it may result in the need for additional shareholder solicitation efforts.

By order of the Board of Trustees,

/s/ Ariel Ayanna

Ariel Ayanna

Assistant Secretary, John Hancock Funds II

Boston, Massachusetts, January 9, 2019

PROXY STATEMENT of U.S. Growth Fund, a series of John Hancock Funds II (the “Acquired Fund Trust”) (“U.S. Growth Fund,” the “Acquired Fund,” or “your Fund”)

PROSPECTUS for

John Hancock U.S. Quality Growth Fund (formerly John Hancock Strategic Growth Fund), a series of John Hancock Funds III (the “Acquiring Fund Trust”)

(“U.S. Quality Growth Fund” or the “Acquiring Fund”)

(U.S. Quality Growth Fund, together with U.S. Growth Fund, the “Funds,” and each a “Fund”)

The address of each Fund is 200 Berkeley Street, Boston, Massachusetts 02116.

* * * * * *

This proxy statement and prospectus (the “Proxy/Prospectus”) contains the information shareholders should know before voting on the proposed reorganization of their Fund into the Acquiring Fund (the “Reorganization”). Please read it carefully and retain it for future reference.

	Acquired Fund	Acquiring Fund
Proposal	U.S. Growth Fund	U.S. Quality Growth Fund

How the Reorganization will Work

▪	Your Fund will transfer all of its assets to the Acquiring Fund. The Acquiring Fund will assume substantially all of your Fund’s liabilities (other than any liabilities of your Fund arising under the Agreement and Plan of Reorganization between your Fund and the Acquiring Fund).
▪	The Acquiring Fund will issue Class A shares to your Fund in an amount equal to the value of your Fund’s net assets attributable to its Class A shares. These shares will be distributed to your Fund’s Class A shareholders in proportion to their holdings on the Reorganization date.
▪	The Acquiring Fund will issue Class C shares to your Fund in an amount equal to the value of your Fund’s net assets attributable to its Class C shares. These shares will be distributed to your Fund’s Class C shareholders in proportion to their holdings on the Reorganization date.
▪	The Acquiring Fund will issue Class I shares to your Fund in an amount equal to the value of your Fund’s net assets attributable to its Class I shares. These shares will be distributed to your Fund’s Class I shareholders in proportion to their holdings on the Reorganization date.
▪	The Acquiring Fund will issue Class R6 shares to your Fund in an amount equal to the value of your Fund’s net assets attributable to its Class R6 and Class 1 shares. These shares will be distributed to your Fund’s Class R6 and Class 1 shareholders in proportion to their holdings on the Reorganization date.
▪	The Acquiring Fund will issue Class NAV shares to your Fund in an amount equal to the value of your Fund’s net assets attributable to its Class NAV shares. These shares will be distributed to your Fund’s Class NAV shareholders in proportion to their holdings on the Reorganization date.
▪	The determination as to what share class of the Acquiring Fund each current Acquired Fund shareholder will receive is based on, in part, the fees and expenses and expense structure of the respective share classes.
▪	No sales charges will be imposed on shares of the Acquiring Fund received by shareholders of your Fund.
▪	Your Fund will be terminated and shareholders of your Fund will become shareholders of the Acquiring Fund.
▪	For U.S. federal income tax purposes, the Reorganization is not intended to result in the recognition of income, gain, or loss by your Fund, the Acquiring Fund, or the shareholders of your Fund.

Rationale for the Reorganization

The Reorganization is intended to consolidate your Fund with a similar fund, advised by John Hancock Advisers, LLC (the “Advisor” or “JHA”) and subadvised by Wellington Management Company LLP (“Wellington Management”). The same portfolio management team manages both Funds, and it is expected that the combined Fund will continue

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to be managed by that portfolio management team. The Reorganization is expected to allow your Fund’s shareholders to pursue a similar investment objective in a larger combined Fund that focuses on equity investments tied economically to the United States. Your Fund seeks high total return primarily through capital appreciation as its investment objective, and the Acquiring Fund seeks (and the combined Fund will seek) long-term capital appreciation. If the Reorganization is approved, the shareholders of your Fund would continue to receive the benefits of investing in a portfolio focused on equity investments tied economically to the United States. The Funds currently have substantially similar portfolios, and the combined Fund’s portfolio will be substantially similar to the Acquiring Fund’s current portfolio.

Each Fund incurs costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these resources and costs are duplicative. The combination of these Funds resulting from the Reorganization may enable the combined Fund to benefit from the ability to spread fixed expenses over a larger asset base in a manner that may contribute to a lower expense ratio in the long-term than each Fund would achieve separately, both before and after any current fee waivers. The Acquiring Fund’s current management fees are the same as those of the Acquired Fund (prior to a fee reduction effective September 28, 2018, the Acquiring Fund’s management fees were higher than those of the Acquired Fund), and, on a pro forma basis, the expense ratios of the Acquiring Fund’s Class A, Class C, Class I, Class R6, and Class NAV shares to be issued in the Reorganization are expected to be lower than the expense ratios of the corresponding classes of shares of the Acquired Fund to be exchanged, both before and after any current fee waivers.

Shares of the Acquiring Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the U.S. Federal Reserve Board, or any other government agency.

Shares of the Acquiring Fund have not been approved or disapproved by the Securities and Exchange Commission (“SEC”). The SEC has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Where to Get More Information

▪ The Acquiring Fund Class A, Class C, Class I, and Class R6 shares summary prospectus dated July 1, 2018 (as revised and supplemented 9/28/18).	This summary prospectus is in the same envelope as this Proxy/Prospectus. This document is incorporated by reference into (and therefore legally part of) this Proxy/Prospectus.
▪ The statement of additional information (“SAI”) dated January 9, 2019, as may be supplemented, which relates to this Proxy/Prospectus and the Reorganization,and contains additional information about the Acquired and the Acquiring Funds (File no. 333-228682).

These documents and additional information about the Funds are on file with the SEC and are available at no charge by writing to us or by calling our toll-free telephone number: 800-225-5291.

Information in these documents is incorporated by reference into (and therefore legally part of) this Proxy/Prospectus. The SEC file numbers for the Acquired Fund Trust, of which the Acquired Fund is a series, are 333-126293 and 811-21779, and the SEC file numbers for the Acquiring Fund Trust, of which the Acquiring Fund is a series, are 333-125838 and 811-21777.

▪ The Acquired Fund prospectuses for: (a) Class A, Class C, Class I, and Class R6 shares and (b) Class NAV and Class 1 shares, each dated January 1, 2019, as supplemented to date.
▪ The Acquired Fund SAI dated January 1, 2019, as supplemented to date.
▪ The Acquired Fund annual shareholder report dated August 31, 2018.
▪ The Acquiring Fund prospectuses for: (a) Class A, Class C, Class I, and Class R6 shares; and (b) Class NAV shares, each dated July 1, 2018, as supplemented to date.
▪ The Acquiring Fund SAI dated July 1, 2018, as supplemented to date.
▪ The Acquiring Fund annual shareholder report dated March 31, 2018.

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▪ The Acquiring Fund semiannual shareholder report dated September 30, 2018.
To ask questions about this Proxy/Prospectus, call our toll-free telephone number: 800-399-1581.

The date of this Proxy/Prospectus is January 9, 2019.

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INTRODUCTION

This Proxy/Prospectus is being used by the Board of Trustees of the Acquired Fund Trust (the “Acquired Fund Board”) to solicit proxies to be voted at a special meeting of your Fund’s shareholders. This meeting will be held at 200 Berkeley Street, Boston, Massachusetts, on Wednesday, March 15, 2019 at 2:00 P.M., Eastern standard time. The purpose of the meeting is to consider a proposal to approve the Agreement and Plan of Reorganization (the “Agreement”) providing for the reorganization of your fund into the Acquiring Fund (the “Reorganization”). This Proxy/Prospectus will be mailed to your Fund’s shareholders on or about January 18, 2019.

The Proxy/Prospectus includes information that is specific to the proposal, including summary comparisons. You should read the entire Proxy/Prospectus carefully, including Exhibit A (which contains a form of the Agreement), the enclosed summary prospectus, and the annual and semiannual shareholder reports (available upon request) of the funds, because they contain details that are not in the summary comparisons. Shareholders of the Acquired Fund may redeem their shares at any time prior to the Reorganization.

Who is Eligible to Vote?

Shareholders of record of the Acquired Fund on December 17, 2018, are entitled to attend and vote at the meeting or any adjourned meeting. Each whole share is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders’ instructions. If you sign and timely submit a proxy but do not fill in a vote, your shares will be voted to approve the Agreement. If your proxy is not received on a timely basis, it will not be counted. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

PROPOSAL — REORGANIZATION OF U.S. GROWTH FUND

Approval of Agreement and Plan of Reorganization between U.S. Growth Fund and U.S. Quality Growth Fund

Under this Agreement, the Acquired Fund would transfer all of its assets to the Acquiring Fund in exchange for shares in the Acquiring Fund, as described in the Agreement. These shares would be distributed proportionately to the shareholders of the Acquired Fund. The Acquiring Fund would also assume substantially all of the liabilities of the Acquired Fund. The Board unanimously recommends that shareholders vote FOR this proposal.

SUMMARY COMPARISONS OF ACQUIRED FUND TO ACQUIRING FUND

Comparison of Funds’ Investment Objectives, Strategies, and Policies

U.S. Growth Fund (Acquired Fund)	U.S. Quality Growth Fund (Acquiring Fund)
Approximate Net Assets of Each Fund (as of September 30, 2018)
• $270 million	• $467 million
Investment Advisor
John Hancock Advisers, LLC
Investment Subadvisor
Wellington Management

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U.S. Growth Fund (Acquired Fund)	U.S. Quality Growth Fund (Acquiring Fund)
Portfolio Manager
John A. Boselli, CFA • Senior Managing Director and Equity Portfolio Manager • Managed the Acquired Fund since 2016 • Managed the Acquiring Fund since 2018 • Joined Wellington Management in 2002
Investment Objective
To seek high total return primarily through capital appreciation.	To seek long-term capital appreciation.
Principal Investment Strategies

Under normal market conditions, each fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments that are tied economically to the United States. The fund considers an equity investment to be “tied economically” to the United States if, at the time of purchase: (i) its issuer is organized under the laws of the United States or under the laws of a state within the United States or in an issuer that maintains its principal place of business in the United States; (ii) it is traded principally in the United States; or (iii) its issuer derived at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed in the United States, or has at least 50% of its assets in the United States. The manager seeks to achieve the fund’s investment objective by investing in equity investments that the manager believes, as a portfolio, will provide higher returns than the Russell 1000 Growth Index.

The manager’s investment process begins with the broad universe of equity securities included in US equity indices, along with other ideas that come from a combination of company meetings, investment conferences, field trips and industry analysis. Investments in equity securities include common stocks and other stock-related securities such as preferred stocks, convertible securities, depositary receipts, exchange-traded funds, and exchange-traded equity real estate investment trusts (REITs). The fund may invest significantly in securities of companies in certain sectors, and may therefore experience greater volatility than funds investing in a broader range of sectors and may be more susceptible to the impact of market, economic, regulatory, and other factors affecting that sector.

The manager focuses on members of the investable universe with expected future free cash-flow margins, returns on capital employed and revenue growth higher than a certain minimum threshold. The manager then monitors and ranks securities based on their relative attractiveness across this universe, based on quality, growth, valuation, capital returns, and earnings outlook. For stocks that compare well in this screening process, further detailed analysis is conducted. Regular meetings and discussions with company management are another input into the portfolio decision making process.

Securities considered for purchase are attractive on a majority of the metrics (quality, growth, valuation, capital returns, and earnings outlook), and have a positive catalyst such as accelerating earnings or revenue growth. Due to its active investment strategy, the fund may buy and sell securities frequently. This may result in higher transaction costs and more capital gains tax liabilities than a fund with a buy and hold strategy.

Each fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments.

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U.S. Growth Fund (Acquired Fund)	U.S. Quality Growth Fund (Acquiring Fund)
Changes to Principal Investment Strategies
Each fund’s respective Board can change the fund’s investment objective and strategy without shareholder approval. A fund will provide 60 days’ written notice to shareholders prior to a change in its 80% investment strategy.
Temporary Defensive Investing

Each fund may invest up to 100% of its assets in cash, money market instruments, or other investment-grade short-term securities for the purpose of protecting the fund in the event the manager determines that market, economic, political, or other conditions warrant a defensive posture.

To the extent that a fund is in a defensive position, its ability to achieve its investment objective will be limited.

In deciding whether to approve the Reorganization, you should consider the similarities and differences between the Funds.

Investment Objectives and Principal Investment Strategies

As shown in the table above, the Funds have similar investment objectives: to seek high total return primarily through capital appreciation (Acquired Fund), and to seek long-term capital appreciation (Acquiring Fund). The Funds’ principal investment strategies are identical. Each Fund invests primarily in equity securities. The Funds’ 80% policies are identical: under normal market conditions, each Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments tied economically to the United States. Each Fund may focus its investments in a particular sector or sectors of the economy. The Funds have substantially similar portfolio holdings, and it is anticipated that it will not be necessary to align the portfolios prior to the Reorganization. Each Fund’s recent portfolio holdings are available on the Funds’ website, jhinvestments.com, as detailed in the Fund’s current prospectus, as may be supplemented.

Comparison of Investment Restrictions

As required by the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund has adopted investment policies that can be changed only with shareholder approval. These policies are referred to as “fundamental investment restrictions.” Fundamental investment restrictions relate to borrowing, lending, underwriting, concentration, diversification, issuing senior securities, and investing in commodities and real estate. In addition, each Fund has also adopted investment restrictions that are “non-fundamental,” i.e., restrictions that can be changed by Board action alone.

Fundamental Investment Restrictions. With two exceptions, borrowing and investing in commodities, the Funds’ fundamental investment restrictions are substantively identical.

With respect to borrowing and investing in commodities, however, the Acquiring Fund is subject to fundamental restrictions that are potentially more restrictive, although presently are substantially similar.

Borrowing. The Acquired Fund’s fundamental investment restriction on borrowing is worded broadly and permits the Fund to borrow as permitted under the 1940 Act. In contrast, the Acquiring Fund’s restriction is more specific in that it: (i) permits borrowing from banks so long as there is 300% asset coverage; (ii) permits borrowing up to an additional 5% of total Fund assets for temporary purposes, such as for trade settlement or shareholder

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redemptions; and (iii) exempts certain securities such as reverse repurchase agreements from the asset coverage restriction, so long as assets are segregated. Notwithstanding the differences in this restriction, however, each Fund may borrow under the John Hancock funds’ interfund lending program. The Acquiring Fund’s restriction is potentially more restrictive in that the Acquired Fund has the potential to engage in other forms of borrowing that may become permissible under the 1940 Act with Board approval alone, whereas the Acquiring Fund must seek shareholder approval to modify the restriction to add other forms of borrowing.

Commodities. Similarly, the Acquired Fund’s fundamental investment restriction on investing in commodities is worded broadly and permits the Fund to invest in commodities as permitted under the 1940 Act. Again, the Acquiring Fund’s restriction is more specific and enumerates particular excepted investments. The Acquiring Fund’s restriction is potentially more restrictive in that the Acquired Fund has the potential to invest in other instruments that may become permissible under the 1940 Act with Board approval alone, whereas the Acquiring Fund must seek shareholder approval to modify the restriction to add other types of investments.

Non-Fundamental Investment Restrictions. Each Fund operates under two non-fundamental investment restrictions regarding investment in illiquid assets and pledging assets.

Illiquid Assets. Neither Fund may invest more than 15% of its net assets in illiquid assets. The Acquired Fund’s restriction is broadly worded but specifically includes repurchase agreements maturing in more than seven days, and excludes master demand notes. The Acquired Fund’s stated restriction provides greater detail regarding the determination of whether an investment is illiquid. However, the Acquiring Fund’s stated restriction does not result in any operational difference between the Funds as both Funds comply with SEC rules and interpretive guidance regarding investment in illiquid securities, which is consistent with both Funds’ restrictions.

Pledging Assets. Neither Fund may pledge, hypothecate, or mortgage more than 33 1/3% of its total assets. Although there are differences in each Fund’s stated restriction regarding transactions that are not subject to this restriction, these differences do not result in any operational difference between the Funds as both Funds comply with SEC rules and interpretive guidance regarding pledging assets, which is consistent with each Fund’s restrictions.

In addition, each Fund is subject to one or more non-fundamental restrictions that are not applicable to the other Fund.

Acquired Fund Non-Fundamental Restriction. The Acquired Fund may not engage in short sales if more than 25% of its net assets would be deposited as collateral or segregated, with exceptions for short-term trade clearance, collateral for hedging and other strategic transactions, and short sales “against the box.” Although the Acquiring Fund is not subject to this restriction, and the Acquired Fund would have to obtain Board approval to engage in short sales in excess of these limits, as a practical matter, neither Fund does so.

Acquiring Fund Non-Fundamental Restrictions. The Acquiring Fund may not: (1) buy or sell oil, gas, or other mineral leases, rights or royalty contracts; or (2) invest for the purpose of exercising control over or management of any company. Although the Acquired Fund is not subject to either of these restrictions, and the Acquiring Fund would have to obtain Board approval to engage in either of these practices, as a practical matter, neither Fund does so.

Non-fundamental investment restrictions are subject to change by the Board without shareholder approval.

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COMPARISON OF FUND CLASSES

Each Fund currently offers Class A, Class C, Class I, Class R6, and Class NAV shares. The Acquired Fund also currently offers Class 1 shares and the Acquiring Fund also currently offers Class R2 and Class R4 shares. The Acquiring Fund will not issue additional Class R2 or Class R4 shares in connection with the Reorganization.

Comparison of the Funds’ Class A, Class C, Class I, Class R6 Shares and Class NAV shares and the Acquired Fund’s Class 1 Shares

Class A sales charges and Rule 12b-1 fees

Class A shares of each Fund have the same characteristics and fee structures.

▪   Class A shares are offered with front-end sales charges ranging from 5.00% to 0.00% of the Fund’s offering price, depending on the amount invested.

▪   Class A shares are subject to distribution and service (“Rule 12b-1”) fees equal to an annual rate of 0.25% of the average daily net assets attributable to the Fund’s Class A shares.

▪   There is no front-end sales charge for investments of $1 million or more, but there is a contingent deferred sales charge (“CDSC”) of 1.00% on Class A shares upon which a commission or finder’s fee was paid that are sold within one year of purchase.

▪   An investor can combine multiple purchases of John Hancock funds to take advantage of breakpoints in the Class A sales charge schedule.

▪   Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including those listed in the Funds’ Class A prospectuses.

▪   A Class A shareholder who purchases Class I shares of the same Fund pursuant to a fee-based, wrap or other investment platform program of certain firms may be afforded an opportunity to make a conversion to Class I shares of the same Fund.

Class C sales charges and Rule 12b-1 fees

Class C shares of each Fund have the same characteristics and fee structures.

▪   Class C shares are offered with no front-end sales charges.

▪   Class C shares are subject to Rule 12b-1 fees equal to the annual rate of 1.00% of the average daily net assets attributable to the Fund’s Class C shares.

▪   The maximum CDSC is 1.00% and the CDSC may be charged if a commission has been paid and you sell the Class C share within one year of purchase.

▪   A Class C shareholder who purchases Class I shares of the same Fund pursuant to a fee-based, wrap or other investment platform program of certain firms may be afforded an opportunity to make a conversion to Class I shares of the same Fund.

Class I sales charges and Rule 12b-1 fees

Class I shares of each Fund have the same characteristics and fee structures.

▪   Class I shares are offered without a front-end sales charge and are not subject to a CDSC.

▪   Class I shares are not subject to Rule 12b-1 fees.

▪   Class I shares are offered only to certain investors listed in the Funds’ prospectuses.

Class R6 sales charges and Rule 12b-1 fees

Class R6 shares of each Fund have the same characteristics and fee structures.

▪   Class R6 shares are offered without a front-end sales charge and are not subject to a CDSC.

▪   Class R6 shares are not subject to Rule 12b-1 fees.

▪   Class R6 shares are offered only to certain investors listed in the Funds’ prospectuses.

Class NAV sales charges and Rule 12b-1 fees

Class NAV shares of each Fund have the same characteristics and fee structures.

▪   Class NAV shares are offered without a front-end sales charge and are not subject to a CDSC.

▪   Class NAV shares are not subject to Rule 12b-1 fees.

▪   Class NAV shares are offered only to certain investors listed in the Funds’ prospectuses.

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Summary of the Acquired Fund’s Class 1 Shares

Class 1 sales charges and Rule 12b-1 fees

▪   Class 1 shares are offered without a front-end sales charge and are not subject to a CDSC.

▪   Class 1 shares are subject to Rule 12b-1 fees equal to an annual rate of 0.05% of the average daily net assets attributable to the Acquired Fund’s Class 1 shares.

▪   Class 1 shares are sold only to certain investors listed in the Acquired Fund’s Class 1 prospectus.

Comparison of Buying, Selling, and Exchanging Shares

Buying shares

Both Funds

▪   Class A, Class C, Class I, and Class R6 shares — Investors may buy shares at net asset value (“NAV”), plus any applicable sales charge, as described herein, through a financial representative or the Funds’ transfer agent, John Hancock Signature Services, Inc. (“Signature Services”).

▪   Class NAV shares — Eligible investors may buy shares at NAV.

Acquired Fund

▪   Class 1 shares — Eligible investors may buy shares at NAV.

Minimum initial investment

Both Funds

▪   Class A and Class C shares — $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans or certain fee-based or wrap accounts.

▪   Class I shares — $250,000, except that a Fund may waive the minimum for any category of investors at the Fund’s sole discretion.

▪   Class R6 shares — $1 million, except that there is no minimum for: qualified and nonqualified plan investors that do not require a Fund or its affiliates to pay any type of administrative payment; Trustees; employees of the Advisor or its affiliates; or members of the Fund’s portfolio management team.

▪   Class NAV shares — no minimum.

Acquired Fund

▪   Class 1 shares — no minimum.

Selling shares

Both Funds

▪   Class A, Class C, Class I, and Class R6 shares may be redeemed on any business day by mail, through the Fund’s website, or by telephone.

▪   Class NAV shares may be redeemed on instruction to each Fund.

Acquired Fund ▪ Class 1 shares may be redeemed on instruction to the Acquired Fund.

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Exchanging shares

Both Funds

▪   Class A and Class C shares — Shareholders may exchange Class A or Class C shares of a class of one John Hancock fund for shares of the same class of any other John Hancock fund that is then offering that class, generally without paying any sales charges, if applicable.

▪   Class I and Class R6 shares — Shareholders may exchange Class I and Class R6 shares, respectively, of one John Hancock fund for Class I and Class R6 shares of any other John Hancock fund or for Class A shares of John Hancock Money Market Fund (“Money Market Fund”).

▪   Class NAV shares — Class NAV shares are sold to John Hancock funds of funds. Class NAV shares may also be sold to retirement plans for employees of John Hancock and/or Manulife affiliated companies only, including John Hancock qualified plans and non-qualified deferred compensation plans, and separate investment accounts of John Hancock and its insurance affiliates and to the issuers of interests in the John Hancock Freedom 529 Plan, including the Education Trust of Alaska.

Acquired Fund

▪   Class 1 shares — Class 1 shares are sold only to certain exempt separate accounts of John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York that fund exempt group annuity contracts issued by those insurance companies to qualified retirement plans.

General

▪   For all applicable share classes, the registration for both accounts involved in an exchange must be identical.

▪   Once exchanged into Money Market Fund Class A shares, shares may only be exchanged back into the original class from which the shares were exchanged. As applicable, shares acquired in an exchange will be subject to the CDSC rate and holding schedule of the fund in which such shares were originally purchased if and when such shares are redeemed. For purposes of determining the holding period for calculating the CDSC, shares will continue to age from their original purchase date.

▪   Provided the fund’s eligibility requirements are met, and to the extent the referenced share class is offered by the fund, an investor in the fund pursuant to a fee-based, wrap, or other investment platform program of certain firms, as determined by the fund, may be afforded an opportunity to make a conversion of (i) Class A shares and/or Class C shares (not subject to a CDSC) also owned by the investor in the same fund to Class I shares of that fund; or (ii) Class I shares also owned by the investor to Class R6 shares of the same fund.

Investors that no longer participate in a fee-based, wrap, or other investment platform program of certain firms may be afforded an opportunity to make a conversion to Class A shares of the same fund. The fund may in its sole discretion permit a conversion of one share class to another share class of the same fund in certain circumstances other than those described above.

Net asset value	All purchases, exchanges, and sales are made at a price based on the next NAV per share of the class of a Fund to be calculated after your request is received in good order. Each Fund’s NAV is normally determined once daily as of the close of regular trading on the New York Stock Exchange (typically 4:00 P.M., Eastern time, on each business day that the NYSE is open).

Commencement Dates

Acquired Fund

Share Class	Date First Offered
Class NAV	October 29, 2005

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Share Class	Date First Offered
Class A and Class I	October 31, 2011
Class 1	May 7, 2012
Class C	August 28, 2014
Class R6	November 8, 2016

Acquiring Fund

Share Class	Date First Offered
Class A, Class C, Class I, and Class NAV	December 19, 2011
Class R6	March 27, 2015

COMPARISON OF INVESTMENT RISKS

The Funds are exposed to various risks that could cause shareholders to lose money on their investments in the Funds. The principal investment risks of each Fund are identical. The following discussion describes principal risks.

Principal Risks Applicable to Both Funds (listed in alphabetical order)

Credit and counterparty risk. The counterparty to an over-the-counter derivatives contract or a borrower of fund securities may not make timely payments or otherwise honor its obligations.

Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund’s securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Equity securities risk. The price of equity securities may decline due to changes in a company’s financial condition or overall market conditions. Growth company securities may fluctuate more in price than other securities because of the greater emphasis on earnings expectations. Securities the manager believes are undervalued may never realize their full potential value, and in certain markets value stocks may underperform the market as a whole.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. Depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund’s volatility and could produce disproportionate losses, potentially more than the fund’s principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Regulatory changes in derivative markets could impact the cost of or the fund’s ability to engage in derivatives transactions. Derivatives and other strategic transactions that the fund intends to utilize include: futures contracts and options. Futures contracts and options generally are subject to counterparty risk.

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High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Large company risk. Larger companies may grow more slowly than smaller companies or be slower to respond to business developments. Large-capitalization securities may underperform the market as a whole.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments.

Sector risk. When a fund focuses its investments in certain sectors of the economy, its performance may be driven largely by sector performance and could fluctuate more widely than if the fund were invested more evenly across sectors.

Small and mid-sized company risk. Small and mid-sized companies are generally less established and may be more volatile than larger companies. Small and/or mid-capitalization securities may underperform the market as a whole.

COMPARISON OF EXPENSES

The Acquiring Fund’s current management fees are the same as those of the Acquired Fund. In addition, as the tables below illustrate, the hypothetical pro forma total annual operating expenses of each class of Acquiring Fund shares to be issued in the Reorganization are expected to be lower than the expenses of the corresponding share classes of the Acquired Fund to be exchanged, both before and after any current fee waivers.

Based on asset levels and portfolio composition as of September 30, 2018, each Fund is charged a management fee of 0.59%.

The Funds’ expenses

Shareholders of all mutual funds pay various expenses, either directly or indirectly. “Shareholder Fees” are charged directly to your account. “Annual Fund Operating Expenses” are paid from a Fund’s assets and, therefore, are paid by shareholders indirectly. Future expenses for all share classes may be greater or less than current expenses.

The following expense tables briefly describe the fees and the expenses that shareholders of the Acquired Fund and the Acquiring Fund may pay if they buy and hold shares of each respective Fund and are based on:

(a)	expenses paid by the Acquired Fund for the one-year period ended August 31, 2018, the end of the Fund’s most recently completed fiscal year;

(b)	expenses paid by the share classes of the Acquiring Fund to be received in the Reorganization for the 12 month period ended September 30, 2018 (the date of the end of the Fund’s most recent fiscal six-month period); and

(c)	the pro forma expenses of the share classes of the Acquiring Fund to be received in the Reorganization as of September 30, 2018 (showing the effect of the Reorganization had it occurred on October 1, 2017, the beginning of the 12 months ended September 30, 2018). The Fund’s expenses after the Reorganization may be greater or less than those shown.

The following tables illustrate the anticipated changes in operating expenses expected as a result of the Reorganization.

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Acquired Fund Class A — Acquiring Fund Class A

Shareholder Fees (%)

(fees paid directly from your investment)

	U.S. Growth Fund (Acquired Fund)	U.S. Quality Growth Fund (Acquiring Fund)	U.S. Quality Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
	Class A	Class A	Class A
Maximum front-end sales charge (load) on purchases, as a % of purchase price	5.00	5.00	5.00
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	1.00 (on certain purchases, including those of $1 million or more)	1.00 (on certain purchases, including those of $1 million or more)
Small account fee (for fund account balances under $1,000) ($)	20	20	20

Annual Fund Operating Expenses (%)

(expenses that you pay each year as a percentage of the value of your investment)

	U.S. Growth Fund (Acquired Fund)	U.S. Quality Growth Fund (Acquiring Fund)	U.S. Quality Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
	Class A	Class A	Class A
Management fee[1]	0.59	0.59	0.59
Distribution and service (Rule 12b-1) fees	0.25[2]	0.25	0.25
Other expenses	0.28	0.18[3]	0.17[3]
Total annual fund operating expenses	1.12	1.02	1.01
Contractual expense reimbursement[4]	-0.01	-0.01	-0.01
Total annual fund operating expenses after expense reimbursements	1.11	1.01	1.00

1.	“Management fee” has been restated to reflect the contractual management fee schedule effective September 28, 2018.
2.	“Distribution and service (Rule 12b-1) fees” for the Acquired Fund have been restated to reflect the Rule 12b-1 plan fee schedule effective July 1, 2018.
3.	“Other expenses” of the Acquiring Fund have been restated have been restated to reflect maximum allowable fees.
4.	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

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Acquired Fund Class C — Acquiring Fund Class C

Shareholder Fees (%)

(fees paid directly from your investment)

	U.S. Growth Fund (Acquired Fund)	U.S. Quality Growth Fund (Acquiring Fund)	U.S. Quality Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
	Class C	Class C	Class C
Maximum front-end sales charge (load)	0.00	0.00	0.00
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00	1.00	1.00
Small account fee (for fund account balances under $1,000) ($)	20	20	20

Annual Fund Operating Expenses (%)

(expenses that you pay each year as a percentage of the value of your investment)

	U.S. Growth Fund (Acquired Fund)	U.S. Quality Growth Fund (Acquiring Fund)	U.S. Quality Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
	Class C	Class C	Class C
Management fee[1]	0.59	0.59	0.59
Distribution and service (Rule 12b-1) fees	1.00	1.00	1.00
Other expenses	0.28	0.18[2]	0.17[2]
Total annual fund operating expenses	1.87	1.77	1.76
Contractual expense reimbursement[3]	-0.01	-0.01	-0.01
Total annual fund operating expenses after expense reimbursements	1.86	1.76	1.75

1.	“Management fee” has been restated to reflect the contractual management fee schedule effective September 28, 2018.
2.	“Other expenses” of the Acquiring Fund have been restated have been restated to reflect maximum allowable fees.
3.	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

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Acquired Fund Class I — Acquiring Fund Class I

Shareholder Fees (%)

(fees paid directly from your investment)

	U.S. Growth Fund (Acquired Fund)	U.S. Quality Growth Fund (Acquiring Fund)	U.S. Quality Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
	Class I	Class I	Class I
Maximum front-end sales charge (load)	None	None	None
Maximum deferred sales charge (load)	None	None	None

Annual Fund Operating Expenses (%)

(expenses that you pay each year as a percentage of the value of your investment)

	U.S. Growth Fund (Acquired Fund)	U.S. Quality Growth Fund (Acquiring Fund)	U.S. Quality Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
	Class I	Class I	Class I
Management fee[1]	0.59	0.59	0.59
Other expenses	0.29	0.17[2]	0.17[2]
Total annual fund operating expenses	0.88	0.76	0.76
Contractual expense reimbursement[3]	-0.01	-0.01	-0.01
Total annual fund operating expenses after expense reimbursements	0.87	0.75	0.75

1.	“Management fee” has been restated to reflect the contractual management fee schedule effective September 28, 2018.
2.	“Other expenses” of the Acquiring Fund have been restated have been restated to reflect maximum allowable fees.
3.	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

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Acquired Fund Class R6 and Class 1 — Acquiring Fund Class R6

Shareholder Fees (%)

(fees paid directly from your investment)

	U.S. Growth Fund (Acquired Fund)		U.S. Quality Growth Fund (Acquiring Fund)	U.S. Quality Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
	Class R6	Class 1	Class R6	Class R6
Maximum front-end sales charge (load)	None	None	None	None
Maximum deferred sales charge (load)	None	None	None	None

Annual Fund Operating Expenses (%)

(expenses that you pay each year as a percentage of the value of your investment)

	U.S. Growth Fund (Acquired Fund)		U.S. Quality Growth Fund (Acquiring Fund)	U.S. Quality Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
	Class R6	Class 1	Class R6	Class R6
Management fee[1]	0.59	0.59	0.59	0.59
Distribution and service (Rule 12b-1) fees	0.00	0.05	0.00	0.00
Other expenses	0.18	0.17	0.08[2]	0.07[2]
Total annual fund operating expenses	0.77	0.81	0.67	0.66
Contractual expense reimbursement[3]	-0.01	-0.01	-0.01	-0.01
Total annual fund operating expenses after expense reimbursements	0.76	0.80	0.66	0.65

1.	“Management fee” has been restated to reflect the contractual management fee schedule effective September 28, 2018.
2.	“Other expenses” of the Acquiring Fund have been restated have been restated to reflect maximum allowable fees.
3.	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

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Acquired Fund Class NAV — Acquiring Fund Class NAV

Shareholder Fees (%)

(fees paid directly from your investment)

	U.S. Growth Fund (Acquired Fund)	U.S. Quality Growth Fund (Acquiring Fund)	U.S. Quality Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
	Class NAV	Class NAV	Class NAV
Maximum front-end sales charge (load)	None	None	None
Maximum deferred sales charge (load)	None	None	None

Annual Fund Operating Expenses (%)

(expenses that you pay each year as a percentage of the value of your investment)

	U.S. Growth Fund (Acquired Fund)	U.S. Quality Growth Fund (Acquiring Fund)	U.S. Quality Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
	Class NAV	Class NAV	Class NAV
Management fee[1]	0.59	0.59	0.59
Other expenses	0.17	0.07[2]	0.06[2]
Total annual fund operating expenses	0.76	0.66	0.65
Contractual expense reimbursement[3]	-0.01	-0.01	-0.01
Total annual fund operating expenses after expense reimbursements	0.75	0.65	0.64

1.	“Management fee” has been restated to reflect the contractual management fee schedule effective September 28, 2018.
2.	“Other expenses” of the Acquiring Fund have been restated have been restated to reflect maximum allowable fees.
3.	The advisor contractually agrees to waive a portion of its management fee and/or reimburse expenses for the fund and certain other John Hancock funds according to an asset level breakpoint schedule that is based on the aggregate net assets of all the funds participating in the waiver or reimbursement. This waiver is allocated proportionally among the participating funds. During its most recent fiscal year, the fund’s reimbursement amounted to 0.01% of the fund’s average daily net assets. This agreement expires on June 30, 2020, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

In addition to the expense reimbursement detailed above, the Advisor contractually agrees to reduce its management fee or, if necessary, make payment to the Acquired Fund in an amount equal to the amount by which expenses of the Fund exceed 0.74% of average net assets of the Fund. For purposes of this agreement, “expenses of the fund” means all fund expenses, excluding (a) taxes, (b) brokerage commissions, (c) interest expense, (d) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund’s business, (e) class-specific expenses, (f) borrowing costs, (g) prime brokerage fees, (h) acquired fund fees and expenses paid indirectly, and (i) short dividend expense. This agreement expires on December 31, 2019, unless renewed by mutual agreement of the Advisor and the Fund based upon a determination that this is appropriate under the circumstances at that time.

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Examples

The hypothetical examples below show what your expenses would be if you invested $10,000 over different time periods for your Fund and the Acquiring Fund, based on:

(a)	expenses paid by the Acquired Fund for the one-year period ended August 31, 2018, the end of the Fund’s most recently completed fiscal year;

(b)	expenses paid by the share classes of the Acquiring Fund to be received in the Reorganization for the 12 month period ended September 30, 2018 (the date of the end of the Fund’s most recent fiscal six-month period); and

(c)	the pro forma expenses of the share classes of the Acquiring Fund to be received in the Reorganization as of September 30, 2018 (showing the effect of the Reorganization had it occurred on October 1, 2017, the beginning of the 12 months ended September 30, 2018). The Fund’s expenses after the Reorganization may be greater or less than those shown.

The examples assume that you redeem all of your shares at the end of those periods, except as shown below. Each example assumes that you reinvested all distributions and that the average annual return was 5.00%. The examples are for comparison purposes only and are not a representation of your Fund’s or the Acquiring Fund’s actual expenses or returns, either past or future.

	U.S. Growth Fund (Acquired Fund)	U.S. Quality Growth Fund (Acquiring Fund)	U.S. Quality Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
Class:	A	A	A
Year 1	$608	$598	$597
Year 3	$837	$807	$805
Year 5	$1085	$1,034	$1029
Year 10	$1794	$1,685	$1674

	U.S. Growth Fund (Acquired Fund)		U.S. Quality Growth Fund (Acquiring Fund)		U.S. Quality Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
Class:	C		C		C
	Sold	Not Sold	Sold	Not Sold	Sold	Not Sold
Year 1	$289	$189	$279	$179	$278	$178
Year 3	$587	$587	$556	$556	$553	$553
Year 5	$1010	$1010	$958	$958	$953	$953
Year 10	$2190	$2190	$2,083	$2,083	$2,072	$2,072

	U.S. Growth Fund (Acquired Fund)	U.S. Quality Growth Fund (Acquiring Fund)	U.S. Quality Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
Class:	I	I	I
Year 1	$89	$77	$77
Year 3	$280	$242	$242
Year 5	$487	$421	$421
Year 10	$1083	$941	$941

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	U.S. Growth Fund (Acquired Fund)		U.S. Quality Growth Fund (Acquiring Fund)	U.S. Quality Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
Class:	R6	1	R6	R6
Year 1	$78	$82	$67	$66
Year 3	$245	$258	$213	$210
Year 5	$427	$449	$372	$367
Year 10	$953	$1,001	$834	$822

	U.S. Growth Fund (Acquired Fund)	U.S. Quality Growth Fund (Acquiring Fund)	U.S. Quality Growth Fund (Acquiring Fund) (Pro Forma combining Acquired Fund and Acquiring Fund)
Class:	NAV	NAV	NAV
Year 1	$77	$66	$65
Year 3	$242	$210	$207
Year 5	$421	$367	$361
Year 10	$941	$822	$809

PORTFOLIO TURNOVER

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or turns over its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect each Fund’s performance.

During the fiscal year ended August 31, 2018, the Acquired Fund’s portfolio turnover rate was 74% of the average value of its portfolio, and during the fiscal year ended March 31, 2018, the Acquiring Fund’s portfolio turnover rate was 83% of the average value of its portfolio.

COMPARISON OF ADVISORY ARRANGEMENTS

Your Fund’s and the Acquiring Fund’s advisory agreements are substantially similar. In particular, the Funds’ management fee schedules are identical. As noted in the table under “Management Arrangements,” JHA serves as the investment advisor for each Fund and Wellington Management serves as each Fund’s subadvisor.

Management Arrangements

The Acquiring Fund’s current management fee rates are identical and are shown in the following table, as annual percentages of each Fund’s average daily net assets.

Both Funds’ Management Fee Rates
0.600% — First $500 million 0.550% — Next $1 billion 0.530% — Excess over $1.5 billion

Prior to September 28, 2018, the Funds’ management fee schedules were as follows:

U.S. Growth Fund (Acquired Fund)	U.S. Quality Growth Fund (Acquiring Fund)
0.700% — First $500 million 0.650% — Excess over $500 million	0.725% — First $500 million 0.700% — Next $500 million 0.675% — Next $500 million

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0.650% — Excess over $1.5 billion

During the fiscal year ended August 31, 2018, the Acquired Fund paid an effective annual advisory fee of 0.57% (including any waivers and/or reimbursements). During the fiscal year ended March 31, 2018, the Acquiring Fund paid an effective annual advisory fee of 0.68% (including any waivers and/or reimbursements).

JHA, and not either of the Funds, pays subadvisory fees to each Fund’s subadvisor.

Comparison of Fund Performance

Past performance records of the Funds, including calendar year total returns and average annual total returns through December 31, 2018, are set forth under “Funds’ Past Performance” beginning on page 24 of this Proxy/Prospectus.

PROPOSAL TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION

Description of Reorganization

You are being asked to approve the Agreement, a form of which is attached to this proxy statement as Exhibit A. Additional information about the Reorganization and the Agreement is set forth below under “Further Information on the Reorganization.” The Agreement provides for the Reorganization on the following terms:

▪	The Reorganization is scheduled to occur at 5:00 P.M., Eastern time, on April 12, 2019 (the “Closing Date”), but may occur on any later date agreed to by the Acquired Fund and the Acquiring Fund. The Acquired Fund will transfer all of its assets to the Acquiring Fund, and the Acquiring Fund will assume substantially all of the Acquired Fund’s liabilities. This will result in the addition of the Acquired Fund’s assets to the Acquiring Fund’s portfolio. The NAV of both Funds will be computed as of 4:00 P.M., Eastern time, on the Closing Date.

▪	The Acquiring Fund will issue Class A shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class A shares. As part of the liquidation of the Acquired Fund, these shares will immediately be distributed to Class A shareholders of record of the Acquired Fund in proportion to their holdings on the Closing Date. As a result, Class A shareholders of the Acquired Fund will become Class A shareholders of the Acquiring Fund.

▪	The Acquiring Fund will issue Class C shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class C shares. As part of the liquidation of the Acquired Fund, these shares will immediately be distributed to Class C shareholders of record of the Acquired Fund in proportion to their holdings on the Closing Date. As a result, Class C shareholders of the Acquired Fund will become Class C shareholders of the Acquiring Fund.

▪	The Acquiring Fund will issue Class I shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class I shares. As part of the liquidation of the Acquired Fund, these shares will immediately be distributed to Class I shareholders of record of the Acquired Fund in proportion to their holdings on the Closing Date. As a result, Class I shareholders of the Acquired Fund will become Class I shareholders of the Acquiring Fund.

▪	The Acquiring Fund will issue Class R6 shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class R6 and Class 1 shares. As part of the liquidation of the Acquired Fund, these shares will immediately be distributed to Class R6 and Class 1 shareholders of record of the Acquired Fund in proportion to their holdings on the Closing Date. As a result, Class R6 and Class 1 shareholders of the Acquired Fund will become Class R6 shareholders of the Acquiring Fund.

▪	The Acquiring Fund will issue Class NAV shares to the Acquired Fund in an amount equal to the net assets attributable to the Acquired Fund’s Class NAV shares. As part of the liquidation of the Acquired Fund, these shares will immediately be distributed to Class NAV shareholders of record of the Acquired Fund in proportion to their holdings on the Closing Date. As a result, Class NAV shareholders of the Acquired Fund will become Class NAV shareholders of the Acquiring Fund.

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▪	After the shares are issued, the existence of the Acquired Fund will be terminated.

Reasons for the Reorganization

The Acquired Fund Board has unanimously approved the Reorganization and believes that it will benefit shareholders of the Acquired Fund. As fixed costs are spread across the larger asset base of a combined fund with a greater potential for asset growth, overall gross shareholder expenses may be reduced in the future. The Acquiring Fund and the Acquired Fund currently have similar investment objectives, each Fund invests primarily in equity investments tied economically to the United States, and, upon consummation of the Reorganization, the Acquiring Fund is expected to continue its investment strategies currently in effect.

The Funds’ Trustees review each of the various funds in the John Hancock Funds complex on an ongoing basis as part of their fiduciary responsibilities. The Acquired Fund Board considered that the Acquiring Fund has outperformed the Acquired Fund for the five-year period ended July 31, 2018. After review and analysis, the Adviser recommended, and the Acquired Fund Board concluded, that the Acquiring Fund would offer investors the same investment style as that of the Acquired Fund, with lower fees and expenses, better long-term historical performance and the potential for better future performance. As a result, the Acquired Fund Board believes that that the proposed Reorganization, as well as the combined assets of both Funds resulting in economies of scale, is in the best interests of the Acquired Fund and its shareholders.

The Acquiring Fund’s current management fees are the same as those of the Acquired Fund. In addition, it is anticipated that the expense ratio for each class of shares of the Acquiring Fund to be issued in the Reorganization will be lower than the expense ratio of the corresponding classes of shares of the Acquired Fund to be exchanged, both before and after any current fee waivers.

Board Consideration of the Reorganization

The Acquired Fund Board, including the Trustees of the Acquired Fund Trust who are not “interested persons” (as defined in the 1940 Act) of the Acquired Fund or of JHA (“Independent Trustees”), considered the Reorganization at its in-person meeting held on September 13, 2018, and reviewed information and materials regarding the Reorganization presented or prepared by, among others, the Advisor. In its review of the Reorganization, the Acquired Fund Board was assisted by legal counsel, and the Independent Trustees were also assisted by independent legal counsel. In reaching its decision at the September 13, 2018 meeting to recommend approval of the Reorganization, the Acquired Fund Board concluded that the participation of the Acquired Fund in the Reorganization is in the best interest of the Acquired Fund, as well as in the best interests of the Acquired Fund’s shareholders, and that the interests of existing Acquired Fund shareholders will not be diluted as a result of the Reorganization.

In determining whether to approve the Reorganization and recommend its approval to shareholders of the Acquired Fund, the Acquired Fund Board considered, with respect to the Reorganization, the following factors, among others: (1) the compatibility of the investment objectives, policies and risks of the Acquired and Acquiring Funds; (2) the comparative historical performance of the Acquired and the Acquiring Funds; (3) any advantages to shareholders of the Acquired Fund of investing in a larger post-Reorganization asset pool having the potential for greater diversification; (4) the prospects for growth, and for achieving economies of scale, of the combined Acquired and Acquiring Funds; (5) the expense ratios, both before and after any current fee waivers, and available information regarding the fees and expenses of the Acquired and Acquiring Funds; (6) the investment experience, expertise and financial resources of, and the nature and quality of the services provided by the Advisor and the subadvisor of the Acquiring Fund; (7) the terms and conditions of the Reorganization and whether the Reorganization would result in dilution of shareholder interests; (8) any direct and indirect costs to be incurred by the Acquired and Acquiring Funds as a result of the Reorganization; (9) any direct or indirect benefits to the Advisor or its affiliates to be realized as a result of the Reorganization; (10) the tax consequences of the Reorganization; and (11) possible alternatives to the Reorganization, including the liquidation of the Acquired Fund or possible mergers with other funds.

With respect to comparative historical performance, the Acquired Fund Board conducted a detailed performance and risk review of each Fund. The Acquired Fund Board noted that the Acquiring Fund outperformed the Acquired Fund for the five-year period ended July 31, 2018.

With respect to performance information, the Acquired Fund Board reviewed information as of July 31, 2018, including the following comparison of each Fund’s Class A shares for the year-to-date, one-year, three-year, and five-

22

year trailing periods ended July 31, 2018 for each Fund, the ten-year trailing period for the Acquired Fund, and the since-inception trailing period for the Acquiring Fund:

Average Annual Total Returns of the Funds’ Class A Shares for Periods ended July 31, 2018 (%)
(not including sales charge)

	Year to date	1 Year	3 Year	5 Year	10 Year	Since Inception
U.S. Growth Fund[1]	13.91	24.39	14.64	12.73	10.82	N/A
U.S. Quality Growth Fund	11.02	21.06	13.25	14.62	N/A	16.43[2]
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	10.40	22.84	14.81	15.83	12.37	17.67
1.	Class A shares of the Acquired Fund commenced operations on October 31, 2011. Returns shown prior to this date are those of the Fund’s Class NAV shares, which commenced operations on October 29, 2005.

2.	The Acquiring Fund commenced operations on December 19, 2011.

In addition to the factors set forth above, the Acquired Fund Board also took into account the specific factors listed below with respect to the Funds, in connection with its decision to recommend approval of the Reorganization on behalf of the Acquired Fund.

First, a combined fund offers economies of scale that may lead to lower per-share fund expenses in the future. Each Fund incurs costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these resources and costs are duplicative.

Second, the Reorganization would permit the Acquired Fund’s shareholders to pursue a similar investment objective in a larger fund with the same portfolio management team the same investment strategies. The greater asset size of the combined fund may allow the Acquiring Fund, relative to the Acquired Fund, to reduce per-share expenses by spreading fixed costs over a larger asset base.

Third, on a pro forma basis, the net operating expense ratios of each class of shares of the Acquiring Fund to be received in the Reorganization are estimated to be lower than the current expense ratios for the corresponding class of shares of the Acquired Fund to be exchanged. Over the longer term, the greater asset size of the combined fund may allow it, relative to either Fund currently, to reduce per-share expenses by spreading fixed costs over a larger asset base.

Fourth, the Acquiring Fund has outperformed the Acquired Fund for the five-year trailing period ended July 31, 2018, although it is understood that no assurances may be given that the combined Fund will achieve any particular level of performance after the Reorganization. The Board also understood that, as of September 28, 2018, each Fund would be managed by a different portfolio management team than the management team for all or portions of such five-year trailing period. The Acquiring Fund will be the accounting survivor of the Reorganization. As such, the Acquiring Fund will continue to have the same performance history following the Reorganization as it had prior to the Reorganization.

Fifth, shareholders of the Acquired Fund will experience no change in shareholder services as a result of the Reorganization and the Advisor provides the same advisory services to each Fund. Prior to the Reorganization, Wellington Management will have served as each Fund’s subadvisor and will continue to serve as subadvisor to the combined fund. The same individual who will have served as each Fund’s portfolio manager prior to the Reorganization is expected to continue to act as the portfolio manager of the combined fund following the Reorganization.

Sixth, assuming certain conditions are satisfied, the Reorganization is expected to be a tax-free reorganization for federal income tax purposes, meaning that no gain or loss will be recognized by the Acquired Fund, the Acquiring Fund, or their shareholders as a result of the Reorganization.

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FUNDS’ PAST PERFORMANCE

Set forth below is past performance information for the Funds, which may help provide an indication of the Funds’ investment risk.

The bar chart under “Calendar year total returns” shows how total returns for have varied from year to year for each Fund’s Class A shares for a full calendar year. The table under “Average annual total returns” shows average annual total return over time for each of the Acquired Fund’s outstanding share classes and each of the Acquiring Fund share classes to be issued in the Reorganization, compared with a broad-based securities market index, both before and after taxes. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary.

Notes on performance

Acquired Fund

Class NAV shares commenced operations on October 29, 2005. Class A and Class I shares commenced operations on October 31, 2011. Class 1 shares commenced operations on May 7, 2012. Class C shares commenced operations on August 28, 2014. Class R6 shares commenced operations on November 8, 2016. Returns shown prior to a class’s commencement date are those of Class NAV shares, except that they include any applicable sales charges. Returns for Class A, Class C, Class I, Class R6, and Class 1 shares would have been substantially similar to returns of Class NAV shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Prior to the close of business on September 29, 2016, the Acquired Fund was managed by a different subadvisor pursuant to a different investment strategy, and thus, the performance presented prior to this date should not be attributed to Wellington Management, the current subadvisor. As a result of the differences in investment strategy and subadvisor, the Fund’s performance shown below might have differed materially.

Acquiring Fund

Class A shares commenced operations on December 19, 2011. Class R6 shares commenced operations on March 27, 2015. Returns shown prior to a class’s commencement date are those of Class A shares, except that they do not include sales charges and would be lower if they did. Returns for Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Prior to close of business on September 28, 2018, the Acquiring Fund was managed by a different subadvisor, and prior to November 12, 2018, pursuant to a different investment strategy. Thus, the performance presented prior to these dates should not be attributed to the current subadvisor, Wellington Management, or the Fund’s current investment strategy, respectively. As a result of the differences in investment strategy and subadvisor, the Fund’s performance shown below might have differed materially.

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Calendar year total returns for Class A through December 31, 2018 (%) (sales charges are not reflected in the bar chart and returns would have been lower if they were)

U.S. Growth Fund

(Acquired Fund)

Best quarter: 12.76% (Quarter ended Q3 ’10)

Worst quarter: -14.44% (Quarter ended Q4 ’18)

U.S. Quality Growth Fund

(Acquiring Fund)

Best quarter: 18.79% (Quarter ended Q1 ’12)

Worst quarter: -14.50% (Quarter ended Q4 ‘18)

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Average annual total returns for periods ended December 31, 2018 (%)

U.S. Growth Fund (Acquired Fund)

	One year	Five years	Ten years
Class A (before tax)	-1.05%	7.96%	11.30%
after tax on distributions	-1.89%	4.64%	9.14%
after tax on distributions, with sale	-0.08%	5.57%	8.86%
Class C	2.34%	8.44%	11.68%
Class I	4.47%	9.43%	12.16%
Class R6	4.51%	9.53%	12.24%
Class 1	4.50%	9.49%	12.21%
Class NAV	4.51%	9.59%	12.27%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	-1.51%	10.40%	15.29%

U.S. Quality Growth Fund (Acquiring Fund)

	One year	Five years	Since inception (12/19/11)
Class A (before tax)	-5.57%	7.72%	12.76%
after tax on distributions	-10.67%	4.76%	10.36%
after tax on distributions, with sale	-0.01%	5.67%	9.96%
Class C	-2.05%	8.13%	13.07%
Class I	-0.28%	9.16%	13.95%
Class R6	-0.20%	9.16%	13.83%
Class NAV	-0.20%	9.31%	14.12%
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	-1.51%	10.40%	14.66%

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FURTHER INFORMATION ON THE REORGANIZATION

Tax Consequences of the Reorganization

The Reorganization is not intended to result in the recognition of income, gain, or loss for U.S. federal income tax purposes by the Acquiring Fund, the Acquired Fund, or the shareholders of the Acquired Fund or the Acquiring Fund. In addition, the Reorganization will not take place unless the Acquired Fund and Acquiring Fund receive a satisfactory opinion from K&L Gates LLP (“K&L Gates”) substantially to the effect that, on the basis of existing provisions of the Code, U.S. Treasury Regulations promulgated thereunder, current administrative rules, pronouncements and court decisions, the Reorganization will qualify as a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

As a result, it is anticipated that, with respect to the Reorganization, for U.S. federal income tax purposes:

▪	Under Sections 361 and 357 of the Code, no gain or loss will be recognized by the Acquired Fund upon: (1) the transfer of all of its assets to the Acquiring Fund in exchange for Acquiring Fund shares and the assumption by Acquiring Fund of substantially all liabilities of the Acquired Fund, or (2) the distribution by the Acquired Fund of the Acquiring Fund shares to the Acquired Fund’s shareholders in liquidation of the Acquired Fund, except for (A) any gain or loss recognized on (i) “section 1256 contracts” as defined in Section 1256(b) of the Code or (ii) stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (B) any other gain or loss that may be required to be recognized (i) as a result of the closing of the tax year of the Acquired Fund, (ii) upon the termination of a position, or (iii) upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

▪	Under Section 1032 of the Code, no gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund’s assets solely in exchange for the issuance of the Acquiring Fund’s shares to the Acquired Fund and the assumption of substantially all of the Acquired Fund’s liabilities by the Acquiring Fund;

▪	Under Section 362(b) of the Code, the tax basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the tax basis of those assets in the hands of the Acquired Fund immediately before the transfer, adjusted for any gain or loss required to be recognized as described above;

▪	Under Section 1223(2) of the Code, the tax holding period of the assets of the Acquired Fund, other than certain assets with respect to which gain or loss is required to be recognized as described above, in the hands of the Acquiring Fund will include the Acquired Fund’s tax holding period for those assets;

▪	Under Section 354 of the Code, you will not recognize gain or loss upon the exchange of your Acquired Fund shares solely for Acquiring Fund shares as part of the Reorganization;

▪	Under Section 358 of the Code, the aggregate tax basis of the Acquiring Fund shares you receive in the Reorganization will be the same as the aggregate tax basis of the Acquired Fund shares you surrender in exchange therefore;

▪	Under Section 1223(1) of the Code, the tax holding period of the Acquiring Fund shares you receive will include the tax holding period of the Acquired Fund shares you surrender in the exchange, provided that you hold the Acquired Fund shares as capital assets on the date of the exchange; and

▪	The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to the conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

In rendering its opinion, K&L Gates will rely upon, among other considerations, reasonable assumptions, as well as representations of the Acquired Fund and the Acquiring Fund.

No tax ruling has been or will be received from the Internal Revenue Service (“IRS”) in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position. If the Reorganization were consummated but

27

did not qualify as a tax-free reorganization under the Code, you would recognize a taxable gain or loss equal to the difference between your tax basis in your Acquired Fund shares and the fair market value of the Acquiring Fund shares you received.

Prior to the Closing Date, each of the Acquired Fund and the Acquiring Fund may declare a distribution to shareholders that, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid), net tax-exempt income, if any, and net realized capital gains, if any, including those realized on disposition of portfolio securities in connection with the Reorganization (after reduction by any available capital loss carryforwards), if any, through the Closing Date. These distributions will be taxable to shareholders.

A Fund’s ability to carry forward capital losses, if any, and to use them to offset future gains may be limited as a result of the Reorganization. “Pre-acquisition losses” of either the Acquired Fund or the Acquiring Fund (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the combined Fund. Additionally, if one Fund has net unrecognized gains above a certain threshold as of the date of the Reorganization (“built-in gains”), the other Fund’s pre-Reorganization losses cannot be used to offset such built-in gains if they are recognized during the five-year period beginning on the date of the Reorganization.

In addition, the Reorganization will result in the spreading of tax benefits and tax costs across the larger shareholder base of the combined Fund. On the one hand, the shareholders of the Acquired Fund will receive a proportionate share of any “built-in” (unrealized) gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Acquired Fund may receive larger taxable distributions than they would have had the Reorganization not occurred. Additionally, any pre-acquisition losses of the Acquired Fund (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset post-Reorganization capital gains otherwise distributed to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to the Acquired Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred. On the other hand, any pre-acquisition losses of the Acquiring Fund remaining after the operation of the limitation rules described above will be available to offset capital gains of the combined Fund realized after the Reorganization other than Acquired Fund built-in gains (as set forth above), potentially resulting in a tax benefit to the Acquired Fund shareholders.

As of September 30, 2018, the Acquired Fund had unrealized appreciation of 20% of its net assets, and the Acquiring Fund had unrealized appreciation of 18% of its net assets. As of its fiscal year end on March 31, 2018, the Acquiring Fund had no capital loss carryforwards. As of its fiscal year end on August 31, 2018, the Acquired Fund had no capital loss carryforwards.

The amount of realized and unrealized gains and losses of each Fund, as well as the size of each Fund, at the time of the Reorganization will determine the extent to which the Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization. Thus the impact of the rules described above will depend on factors that are currently unknown, such that this impact cannot be calculated precisely prior to the Reorganization.

This description of the U.S. federal income tax consequences of the Reorganization is made without regard to the particular circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

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Additional Terms of the Agreement and Plan of Reorganization

Certain terms of the Agreement are described above. The following is a summary of certain additional terms of the Agreement. This summary and any other description of the terms of the Agreement contained in this Proxy/Prospectus is qualified in its entirety by Exhibit A, which is the Form of Agreement and Plan of Reorganization in its entirety that is proposed for the Reorganization.

Conditions to Closing the Reorganization. The obligation of the Acquired Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders, and permits necessary to consummate the Reorganization (see Agreement, paragraph 8).

The obligation of the Acquiring Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the Acquired Fund’s performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from the Acquired Fund, and the receipt of all consents, orders, and permits necessary to consummate the Reorganization (see Agreement, paragraph 9).

The obligations of the Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of the Acquired Fund’s amended and restated agreement and declaration of trust and the amended and restated by-laws. The obligations of the Acquired Fund and the Acquiring Fund are also subject to the receipt of an opinion of K&L Gates as to the U.S. federal income tax consequences of the Reorganization (see Agreement, paragraphs 8(e) and (f) and 9(e) and (f)).

Termination of Agreement. The Acquired Fund Board or the Acquiring Fund Board may terminate the Agreement (even if the shareholders of the Acquired Fund have already approved it) at any time before the Reorganization date, if either such Board believes that proceeding with the Reorganization would no longer be advisable.

Expenses of the Reorganization. The estimated cost of the Reorganization is approximately $176,072. Each of the Acquired Fund and the Acquiring Fund will pay a pro rata portion of the costs that are incurred in connection with the Reorganization, based on the respective Fund’s pro rata share of the expected overall expense ratio savings that the Funds collectively are expected to realize as a result of the Reorganization. Based on current asset levels, the Acquired Fund is expected to realize approximately 11 basis points (0.11%) and the Acquiring Fund is expected to realize approximately 1 basis point (0.01%) in overall expense ratio savings resulting from the Reorganization. Accordingly, the Acquired Fund and the Acquiring Fund will bear approximately $16,009 (0.0087% of the Fund’s total net assets, approximately less than $0.01 per share of the Fund) and $160,063 (0.0087% of the Fund’s total net assets, approximately less than $0.01 per share of the Fund), respectively. The Acquiring Fund is expected to pay a majority of the estimated costs of the Reorganization.

On a pro forma basis, for the 12-month period ended September 30, 2018, the Reorganization would result in a $128,382 decrease in combined other operating expenses (including audit fees), due to the combined fund eliminating duplicative expenses and achieving other operating economies of scale, resulting in a less than $0.01 per share expense decrease.

Notwithstanding the foregoing, the Acquired Fund will pay any brokerage commissions, dealer mark-ups, and similar expenses that it may incur in connection with the purchase or sale of portfolio securities, and the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification under applicable state and federal laws of the shares of the Acquiring Fund issued in connection with the Reorganization. The Funds have substantially similar portfolio holdings, and it is anticipated that it will not be necessary to align the portfolios prior to the Reorganization. As a result, the Acquired Fund is not expected to incur any expenses related to the purchase or sale of portfolio securities. If the Reorganization is not consummated, the Advisor will pay the expenses of the Reorganization.

29

CAPITALIZATION

The following table sets forth the capitalization of each Fund as of September 30, 2018, and the pro forma combined capitalization of the Acquiring Fund as if the proposed Reorganization had occurred a year earlier, on October 1, 2017.

It is impossible to predict how many shares of the Acquiring Fund will actually be received and distributed by the Acquired Fund on the Closing Date. The table below should not be relied upon to determine the amount of the Acquiring Fund shares that will actually be received and distributed.

Funds	Net assets ($)	Share class	NAV ($)	Shares outstanding
U.S. Growth Fund (Acquired Fund)	$83,007,548	A	$12.34	6,727,283
	$6,548,982	C	$12.24	534,832
	$91,798,968	I	$12.32	7,451,954
	$12,274,047	R6	$12.32	995,993
	$58,607,427	1	$12.32	4,756,718
	$18,235,485	NAV	$12.37	1,474,648
U.S. Quality Growth Fund (Acquiring Fund)	$422,948,494	A	$16.36	25,848,023
	$8,377,870	C	$16.04	522,423
	$23,417,053	I	$16.52	1,417,728
	$914,810	R2	$16.51	55,407
	$811,452	R4	$16.54	49,069
	$10,056,616	R6	$16.56	607,208
	$50,125	NAV	$16.55	3,028
Reduction in net assets and no changes in net asset values per share to reflect the estimated expenses of the Reorganization, and decreases in outstanding shares relative to net asset value upon the Reorganization.	$(150,010)	A	$(0.00)	(1,653,773)
	$(3,262)	C	$(0.00)	(126,311)
	$(13,467)	I	$(0.00)	(1,892,079)
	$(314)	R2[1]	$$(0.00)	0
	$(278)	R4[1]	$(0.00)	0
	$(4,176)	R6	$(0.00)	(254,851)
	$(3,469)	1	$(0.00)	(1,217,832)
	$(1,096)	NAV	$(0.00)	(372,872)
U.S. Quality Growth Fund (Acquiring Fund) (pro forma assuming Reorganization)	$505,806,032	A	$16.36	30,921,533
	$14,923,590	C	$16.03	930,944
	$115,202,554	I	$16.51	6,977,603
	$914,496	R2	$16.51	55,407
	$811,174	R4	$16.53	49,069
	$80,930,445	R6	$16.56	4,887,236
	$18,284,514	NAV	$16.55	1,104,804
U.S. Quality Growth Fund (Acquiring Fund) (pro forma assuming Reorganization) Aggregate Net Assets	$736,872,805	-	-	-

1.	Class R2 and Class R4 shares of U.S. Quality Growth Fund will bear costs incurred in connection with the Reorganization, but will not gain assets.

If the Reorganization had taken place on October 1, 2017, the beginning of the 12-month period ended September 30, 2018, in accordance with the Agreement:

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i.	approximately 0.75 Acquiring Fund Class A shares would have been issued to holders of the Acquired Fund Class A shares in exchange for each Class A share held;

ii.	approximately 0.76 Acquiring Fund Class C shares would have been issued to holders of the Acquired Fund Class C shares in exchange for each Class C share held;

iii.	approximately 0.75 Acquiring Fund Class I shares would have been issued to holders of the Acquired Fund Class I shares in exchange for each Class I share held;

iv.	approximately 0.74 Acquiring Fund Class R6 shares would have been issued to holders of the Acquired Fund Class R6 shares in exchange for each Class R6 share held;

v.	approximately 0.74 Acquiring Fund Class R6 shares would have been issued to holders of the Acquired Fund Class 1 shares in exchange for each Class 1 share held; and

vi.	approximately 0.75 Acquiring Fund Class NAV shares would have been issued to holders of the Acquired Fund Class NAV shares in exchange for each Class NAV share held.

ADDITIONAL INFORMATION ABOUT THE FUNDS

The following table shows where in a Fund’s prospectus you can find additional information about the Fund.

Type of Information	Headings in the Prospectus
Investment objective and policies

All Prospectuses:

•   Fund Summary: Investment Objective; Principal Investment Strategies; Principal Risks

Class A, Class C, Class I, and Class R6 Prospectuses:

•   Fund Details: Principal Investment Strategies; Principal Risks of Investing

Class NAV Prospectuses:

•   Additional Information about the Funds’ Principal Risks

•   Additional Information about the Funds’ Principal Investment Policies

Acquired Fund Class 1 Prospectus:

•   Principal Investment Policies

•   Additional Information about the Funds’ Principal Risks

•   Additional Information about the Funds’ Principal Investment Policies

Portfolio management

Class A, Class C, Class I, and Class R6 Prospectuses:

•   Fund Details: Who’s Who — Advisor; Subadvisor

Class NAV Prospectuses and Acquired Fund Class 1 Prospectus:

•   Fund Details: Advisor

•   Subadvisory Arrangements and Management Biographies

Expenses	All Prospectuses: • Fund Summary — Fees and Expenses

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Type of Information	Headings in the Prospectus
Custodian	Class A, Class C, Class I, and Class R6 Prospectuses: • Fund Details: Who’s Who — Custodian Class NAV Prospectuses and Acquired Fund Class 1 Prospectus: • Fund Details: Custodian
Shares of beneficial interest

Class A, Class C, Class I, and Class R6 Prospectuses:

•   Your Account: Choosing an Eligible Share Class; Class Cost Structure

•   Your Account: Who Can Buy Shares

Class NAV Prospectuses:

•   Your Account: Class NAV Shares

Acquired Fund Class 1 Prospectus:

•   Your Account: Class 1 Shares

Purchase of shares, Redemption or sale of shares

Class A, Class C, Class I, and Class R6 Prospectuses:

•   Your Account: Buying Shares; Selling Shares; Transaction Policies

Class NAV Prospectuses and Acquired Fund Class 1 Prospectus:

•   Additional Information about the Funds: Purchase and Sale of Fund Shares

Dividends, distributions, and taxes

Class A, Class C, Class I, and Class R6 Prospectuses:

•   Your Account: Dividends and Account Policies

Class NAV Prospectuses and Acquired Fund Class 1 Prospectus:

•   Additional Information about the Funds: Taxes

BOARD RECOMMENDATION

For the reasons described above, the Acquired Fund Board, including the Independent Trustees, approved the Reorganization on behalf of the Acquired Fund. Similarly, the Acquiring Fund Board, including the Independent Trustees, approved the Reorganization on behalf of the Acquiring Fund. The Acquiring Fund Board also determined that the Reorganization is in the best interest of the Acquiring Fund and that the interests of the Acquiring Fund’s shareholders would not be diluted as a result of the Reorganization.

The Trustees recommend that shareholders of your Fund vote FOR the proposal to approve the Agreement and Plan of Reorganization for your Fund.

CONFLICTS OF INTEREST

Although the expected management fee rate of the Acquiring Fund after the Reorganization is the same as the management fee rate currently paid by shareholders of the Acquired Fund, JHA is nonetheless expected to benefit from the Reorganization due to reduced administrative complexity and the potential for increased assets under management, as the combined Fund will offer investors potential long-term economies of scale with a greater potential for asset growth and a simplified, potentially more attractive product offering. JHA is also expected to benefit from the Reorganization as a result of the effective termination of the contractual expense limitation agreement for the Acquired Fund.

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VOTING RIGHTS AND REQUIRED VOTE

Each whole share of your Fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Approval of the proposal described above requires the affirmative vote of a majority of the outstanding shares of the Acquired Fund entitled to vote on the proposal. Shares will be voted in the aggregate, without regard to class. For this purpose, the term “vote of a majority of the outstanding shares entitled to vote” shall mean the vote of the lesser of:

(1)	67% or more of the voting securities present at such meeting, if more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy; or

(2)	more than 50% of the outstanding voting securities of the Acquired Fund.

Shares	Quorum	Voting
In general	All shares present in person or by proxy are counted towards a quorum.	Shares present at the meeting will be voted in person at the meeting. Shares present by proxy will be voted in accordance with the voting shareholders’ instructions.
Proxy with no voting instruction (other than Broker non-vote)	Considered present at the meeting.	Voted “for” a proposal.
Broker non-vote	Considered present at the meeting.	Not voted. Same effect as a vote “against.”
Abstain	Considered present at the meeting.	Not voted. Same effect as a vote “against.”

If your proxy is not received on a timely basis, it will not be counted. If the required approval of the Acquired Fund’s shareholders is not obtained with respect to the proposal, the Acquired Fund Board will consider what further action may be appropriate, which can include re-soliciting shareholders to approve the proposal.

INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax, or in person by the trustees, officers, and employees of your Fund; by personnel of your Fund’s investment advisor, JHA, and its transfer agent, Signature Services; or by broker-dealer firms. Signature Services, together with a third party solicitation firm, has agreed to provide proxy solicitation services at a cost of approximately $16,800.

Revoking Proxies

The Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

▪	By filing a written notice of revocation with the Acquired Fund’s transfer agent, John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913;

▪	By returning a duly executed proxy with a later date before the time of the meeting; or

▪	If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your Fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

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Outstanding Shares and Quorum

As of December 17, 2018 (the “record date”), the numbers of shares of beneficial interest of the Acquired Fund outstanding were as follows:

Shares Outstanding
Class A	6,748,873.56
Class C	564,606.93
Class I	6,549,558.12
Class R6	1,145,094.23
Class 1	5,031,355.1600
Class NAV	1,536,953.7150
Total	21,576,441.72

Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of the Acquired Fund that are entitled to vote, present in person or represented by proxy, will be considered a quorum for the transaction of business.

Other Business

The Board knows of no business to be presented for consideration at the meeting other than the proposal identified in this proxy. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of the proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of the Acquired Fund’s shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of the proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the proposal against adjournment. The persons named as proxies will not vote any proxy that directs them to abstain from voting on the proposal.

Telephone Voting

In addition to soliciting proxies by mail, by e-mail, or in person, your Fund also may arrange to have votes recorded by telephone by officers and employees of your Fund or by personnel of JHA or Signature Services, or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder’s identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder’s instructions, and to confirm that the voting instructions have been properly recorded.

▪	A shareholder will be called on a recorded line at the telephone number in the Fund’s account records and will be asked to provide the shareholder’s Social Security number or other identifying information.

▪	The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder’s instructions.

▪	To ensure that the shareholder’s instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

▪	A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

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▪	If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.

Internet Voting

You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meeting. Do not mail the proxy card(s) if you are voting via the Internet. To vote via the Internet, you will need the control number that appears on your proxy card(s). These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders’ instructions have been recorded properly. If you are voting via the Internet, you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, which costs you must bear.

To vote via the Internet:

▪	Read the Proxy/Prospectus and have your proxy card(s) at hand.

▪	Go to the website on the proxy card(s).

▪	Enter the control number found on your proxy card(s).

▪	Follow the instructions on the website. Please call us at 800-225-5291 if you have any problems.

▪	To ensure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by email, if chosen.

Shareholders’ Proposals

The management team of your Fund is not required and does not intend to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of your Fund must submit the proposal in writing, so that it is received by the management team of your Fund at 200 Berkeley Street, Boston, Massachusetts 02116, within a reasonable time before any meeting.

OWNERSHIP OF SHARES OF THE FUNDS

To the best knowledge of each Fund, as of December 31, 2018, the Trustees and officers of the Acquired Fund Trust and the Acquiring Fund Trust, each in the aggregate, beneficially owned less than 1% of the outstanding shares of any class of shares of their respective Funds.

To the knowledge of the management team of each Fund, as of December 31, 2018, the following shareholders owned of record or beneficially 5% or more of the outstanding classes of shares of the Funds. A shareholder who owns beneficially more than 25% of any class of a Fund is deemed to control that class. Shareholders who have the power to vote a larger percentage of shares (at least 25% of the voting shares) of the Acquired Fund can control the Acquired Fund and determine the outcome of a shareholder meeting.

Class	Name and Address	Percentage	Ownership
U.S. Growth Fund
A	EDWARD D JONES & COT FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS MO 63131-3729	9.14%	RECORD

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Class	Name and Address	Percentage	Ownership
C	RBC CAPITAL MARKETS LLC MUTUAL FUND OMNIBUS PROCESSING OMNIBUS ATTN MUTUAL FUND OPS MANAGER 510 MARQUETTE AVE S MINNEAPOLIS MN 55402-1110	6.12%	RECORD
C	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	11.30%	RECORD
C	AMERICAN ENTERPRISE INVESTMENT SVC FBO# CUSTOMERS 2ND AVE S MINNEAPOLIS MN 55402-2405	12.29%	RECORD
C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN: MUTUAL FUND TRADING 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	12.78%	RECORD
C	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS MO 63131-3729	14.95%	RECORD
C	NATIONAL FINANCIAL SERVICES LLC FBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	15.11%	RECORD
I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	11.52%	RECORD
I	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	15.29%	RECORD
I	AMERICAN ENTERPRISE INVESTMENT SVC FBO# CUSTOMERS 2ND AVE S MINNEAPOLIS MN 55402-2405	15.76%	RECORD
I	CHARLES SCHWAB & CO INC MUTUAL FUNDS DEPT 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4151	17.15%	RECORD
I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN: MUTUAL FUND TRADING 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	33.25%	RECORD

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Class	Name and Address	Percentage	Ownership
R6	JOHN A BOSELLI COLLEEN J BOSELLI JT WROS 744 JERUSALEM RD COHASSET MA 02025-1032	10.97%	BENEFICIAL
R6	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS MO 63131-3729	88.04%	RECORD
U.S. Quality Growth Fund
A	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	6.53%	RECORD
A	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS MO 63131-3729	11.04%	RECORD
C	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN: MUTUAL FUND TRADING 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	6.13%	RECORD
C	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS MO 63131-3729	7.90%	RECORD
C	RAYMOND JAMES OMNIBUS FOR MUTUAL FUNDS HOUSE ACCT ATTN COURTNEY WALLER 880 CARILLON PKWY ST PETERSBURG FL 33716-1100	8.26%	RECORD
C	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	9.22%	RECORD
C	PERSHING LLC 1 PERSHING PLZ JERSEY CITY NJ 07399-0001	0.19%	RECORD
C	MLPF&S FOR THE SOLE BENEFIT OF ITS CUSTOMERS ATTN: FUND ADMINISTRATION 4800 DEER LAKE DRIVE EAST 2ND FL JACKSONVILLE FL 32246-6484	10.49%	RECORD
I	TD AMERITRADE INC FEBO OUR CUSTOMERS	5.43%	RECORD

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Class	Name and Address	Percentage	Ownership
	PO BOX 2226 OMAHA NE 68103-2226
I	MORGAN STANLEY SMITH BARNEY LLC FOR EXCLUSIVE BENEFIT OF CUSTOMERS 1 NEW YORK PLAZA FL. 12 NEW YORK NY 10004-1965	5.90%	RECORD
I	AMERICAN ENTERPRISE INVESTMENT SVC 707 2ND AVE S MINNEAPOLIS MN 55402-2405	17.34%	RECORD
I	LPL FINANCIAL OMNIBUS CUSTOMER ACCOUNT ATTN: MUTUAL FUND TRADING 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121-3091	23.65%	RECORD
I	NATIONAL FINANCIAL SERVICES LLC FEBO CUSTOMERS MUTUAL FUNDS 200 LIBERTY ST # 1WFC NEW YORK NY 10281-1003	31.86%	RECORD
R6	EDWARD D JONES & CO FOR THE BENEFIT OF CUSTOMERS 12555 MANCHESTER ROAD SAINT LOUIS MO 63131-3729	95.68%	RECORD

EXPERTS

The financial highlights and financial statements of the Acquired Fund, included in the Fund’s Annual Report to Shareholders for the fiscal year ended August 31, 2018 (File No. 811-21779), and the financial highlights and financial statements of the Acquiring Fund, included in the Fund’s Annual Report to Shareholders for the fiscal year ended March 31, 2018 (File No. 811-21777), in each case, have been audited by PricewaterhouseCoopers LLP (“PwC”). These financial highlights and financial statements, in addition to the unaudited financial highlights and financial statements of the Acquiring Fund, included in the Fund’s Semiannual Report to Shareholders for the six months ended September 30, 2018 (File No. 811-21777), have been incorporated by reference into the SAI insofar as they relate to the Acquired Fund and Acquiring Fund.

Each Fund will furnish, without charge, a copy of its most recent Annual Report to any shareholder upon request. In addition, the Acquiring Fund will furnish, without charge, a copy of its most recent Semiannual Report to any shareholder upon request.

The Annual Report of the Acquired Fund for the fiscal year ended August 31, 2018 was filed with the SEC on November 2, 2018. The Annual Report of the Acquiring Fund for the fiscal year ended March 31, 2018 was filed with the SEC on May 18, 2018, and the Fund’s unaudited Semiannual Report for the six months ended September 30, 2018 was filed on November 20, 2018.

The audited annual financial statements and financial highlights have been included in reliance on the reports of PwC, given on its authority as an expert in accounting and auditing.

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AVAILABLE INFORMATION

Each Fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and files reports, proxy statements, and other information with the SEC. These reports, proxy statements, and other information filed by the Funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549; at the Northeast Regional Office (3 World Financial Center, New York, New York 10281), and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60661). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed online or downloaded from the SEC’s website at sec.gov.

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EXHIBIT A

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (the “Agreement”) is made as of [________ __, 2019], by and between U.S. Growth Fund (the “Acquired Fund”), a series of John Hancock Funds II (the “Acquired Fund Trust”), a Massachusetts business trust, and John Hancock U.S. Quality Growth Fund (formerly John Hancock Strategic Growth Fund) (the “Acquiring Fund”), a series of John Hancock Funds III (the “Acquiring Fund Trust”), also a Massachusetts business trust.

This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the “Code”), and any successor provision. The reorganization will consist of the transfer of all assets of the Acquired Fund attributable to each class of its shares in exchange for shares of the Acquiring Fund as described below (the “Merger Shares”), and the assumption by the Acquiring Fund of substantially all of the liabilities of the Acquired Fund and the distribution of the Merger Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

In order to consummate the reorganization contemplated by this Agreement (the “Reorganization”) and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, each party hereby agrees as follows:

1.	Representations and Warranties of the Acquiring Fund.

The Acquiring Fund Trust, on behalf of the Acquiring Fund, represents and warrants to, and agrees with, the Acquired Fund that:

(a)        The Acquiring Fund is a series of shares of the Acquiring Fund Trust, a Massachusetts business trust duly organized and validly existing under, and in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The Acquiring Fund Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Acquiring Fund Trust. Each of the Acquiring Fund Trust and the Acquiring Fund has all necessary federal, state, and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b)        The Acquiring Fund Trust is duly registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquiring Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the Acquiring Fund Trust’s Amended and Restated Declaration of Trust, dated January 22, 2016, as may be amended (the “Acquiring Fund Trust Declaration”), and the 1940 Act.

(c)        The Acquiring Fund has elected to be, and has met the requirements of subchapter M of the Code for treatment as, a “regulated investment company” (“RIC”) within the meaning of Sections 851 and 852 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date (as defined in Section 7 herein) and thereafter. The Acquiring Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

(d)        The Acquired Fund has been furnished with: (i) the annual report of the Acquiring Fund for the fiscal year ended March 31, 2018, and the audited financial statements appearing therein, having been audited by PricewaterhouseCoopers LLP (“PwC”), independent registered public accounting firm; and (ii) the

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unaudited semiannual report of the Acquiring Fund for the six months ended September 30, 2018, which, in each case, fairly presents the financial condition and result of operations of the Acquiring Fund as of the date of the respective reports, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

(e)        The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of September 30, 2018, and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time (as defined in Section 3(e)), the Acquiring Fund will advise the Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(f)        The Acquiring Fund Trust, on behalf of the Acquiring Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action of the board of trustees of the Acquiring Fund Trust (the “Acquiring Fund Trust Board of Trustees”), and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund’s shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance, and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(g)        Except as has been disclosed in writing to the Acquired Fund, there are no material legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund Trust or the Acquiring Fund, threatened against the Acquiring Fund Trust or the Acquiring Fund which assert liability on the part of the Acquiring Fund Trust or the Acquiring Fund or which materially affect the financial condition of the Acquiring Fund Trust or the Acquiring Fund or the Acquiring Fund Trust’s or the Acquiring Fund’s ability to consummate the Reorganization. Neither the Acquiring Fund Trust nor the Acquiring Fund is charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state, or local law or regulation or administrative ruling relating to any aspect of its business.

(h)        Neither the Acquiring Fund Trust nor the Acquiring Fund is obligated under any provision of the Acquiring Fund Trust Declaration or the Acquiring Fund Trust’s By-laws, dated June 5, 2005, as may be amended (the “Acquiring Fund Trust By-laws”), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquiring Fund and the Acquired Fund may mutually agree that the Acquiring Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(i)        There are no material contracts outstanding to which the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement (as defined in sub-section (k) below) or that will not otherwise be disclosed to the Acquired Fund prior to the Valuation Time.

(j)        No consent, approval, authorization, or order of any court or government authority is required for the consummation by the Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the “1933 Act”), the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(k)       The registration statement on Form N-14 filed with the Securities and Exchange Commission (the “Commission”) by the Acquiring Fund Trust on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder, and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund’s shareholders referred to in Section 6(b) herein (together with the documents incorporated therein by reference, the “Proxy Statement/Prospectus”), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the “N-14 Registration Statement”), on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquiring Fund,

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(i)       did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; and

(ii)       does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquired Fund for use in the N-14 Registration Statement.

(l)        The Acquiring Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the N-14 Registration Statement.

(m)      All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid, and nonassessable by the Acquiring Fund. In regard to the statement above that the outstanding shares will be nonassessable, it is noted that the Acquiring Fund Trust is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquiring Fund. The Acquiring Fund does not have outstanding any security convertible into any of the Acquiring Fund shares, except that Class A shares of the Acquiring Fund are convertible into Class I shares or Class R6 shares of the Acquiring Fund in the manner and on the terms described in the Acquiring Fund’s registration statement on Form N-1A.

(n)       The Merger Shares to be issued to the Acquired Fund pursuant to this Agreement have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued Class A, Class C, Class I, Class R6, and Class NAV shares of beneficial interest in the Acquiring Fund and will be fully paid and nonassessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof. In regard to the statement above that the Merger Shares will be nonassessable, it is noted that Acquiring Fund Trust is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquiring Fund Trust.

(o)       At or prior to the Closing Date, the Merger Shares to be transferred to the Acquired Fund for distribution to the shareholders of the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquired Fund presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

(p)       At or prior to the Closing Date, the Acquiring Fund will have obtained any and all regulatory, trustee, and shareholder approvals necessary to issue the Merger Shares to the Acquired Fund.

(q)       The Acquiring Fund has timely filed, or intends to file, or has obtained extensions to file, all federal, state, and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state, and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All such tax returns are true, correct and complete in all material respects. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

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2.	Representations and Warranties of the Acquired Fund.

The Acquired Fund Trust, on behalf of the Acquired Fund, represents and warrants to, and agrees with, the Acquiring Fund that:

(a)        The Acquired Fund is a series of shares of the Acquired Fund Trust, a Massachusetts business trust duly organized and validly existing under, and in good standing in conformity with, the laws of the Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The Acquired Fund Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the Acquired Fund Trust. Each of the Acquired Fund Trust and the Acquired Fund has all necessary federal, state, and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b)        The Acquired Fund Trust is duly registered under the 1940 Act as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquired Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the Acquired Fund Trust’s Amended and Restated Agreement and Declaration of Trust, dated January 22, 2016, as may be amended (the “Acquired Fund Trust Declaration”), and the 1940 Act.

(c)        The Acquired Fund has elected to be, and has met the requirements of subchapter M of the Code for treatment as, a RIC within the meaning of Sections 851 and 852 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date with respect to its taxable year ending on the Closing Date. The Acquired Fund has not at any time since its inception been liable for, and is not now liable for, and will not be liable for on the Closing Date, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

(d)        The Acquired Fund Trust, on behalf of the Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery, and performance of this Agreement has been duly authorized by all necessary action of the board of trustees of the Acquired Fund Trust (the “Acquired Fund Trust Board of Trustees”), and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund’s shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance, and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.

(e)        The Acquiring Fund has been furnished with the annual report of the Acquired Fund for the fiscal year ended August 31, 2018, and the audited financial statements appearing therein, having been audited by PwC, independent registered public accounting firm, which fairly presents the financial condition and result of operations of the Acquired Fund as of August 31, 2018, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

(f)        The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of August 31, 2018, and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time, the Acquired Fund will advise the Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(g)        Except as has been disclosed in writing to the Acquiring Fund, there are no material legal, administrative, or other proceedings pending or, to the knowledge of the Acquired Fund Trust or the Acquired Fund, threatened against the Acquired Fund Trust or the Acquired Fund which assert liability on the part of the Acquired Fund Trust or the Acquired Fund or which materially affect the financial condition of the Acquired Fund Trust or the Acquired Fund or the Acquired Fund Trust’s or the Acquired Fund’s ability to consummate the Reorganization. Neither the Acquired Fund Trust nor the Acquired Fund is charged with or, to the best of its knowledge, threatened with any violation or investigation of any possible violation of

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any provisions of any federal, state, or local law or regulation or administrative ruling relating to any aspect of its business.

(h)        There are no material contracts outstanding to which the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement or that will not otherwise be disclosed to the Acquiring Fund prior to the Valuation Time.

(i)        Neither the Acquired Fund Trust nor the Acquired Fund is obligated under any provision of the Acquired Fund Trust Declaration or the Amended and Restated Acquired Fund Trust’s By-laws, dated June 28, 2005, as may be amended (the “Acquired Fund Trust By-laws”), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquired Fund and the Acquiring Fund may mutually agree that the Acquired Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(j)        The Acquired Fund has timely filed, or intends to file, or has obtained extensions to file, all federal, state, and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay all federal, state, and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All such tax returns are true, correct and complete in all material respects. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

(k)        As used in this Agreement, the term “Acquired Fund Investments” shall mean:

(i)       the investments of the Acquired Fund shown on its schedule of investments as of the Valuation Time furnished to the Acquiring Fund; and

(ii)       all other assets owned by the Acquired Fund or liabilities incurred as of the Valuation Time. At the Valuation Time and the Closing Date, the Acquired Fund will have full right, power, and authority to sell, assign, transfer, and deliver the Acquired Fund Investments. At the Closing Date, subject only to the obligation to deliver the Acquired Fund Investments as contemplated by this Agreement, the Acquired Fund will have good and marketable title to all of the Acquired Fund Investments, and the Acquiring Fund will acquire all of the Acquired Fund Investments free and clear of any encumbrances, liens, or security interests and without any restrictions upon the transfer thereof (except those imposed by the federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Acquired Fund Investments or materially affect title thereto).

(l)        No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

(m)      The N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of the shareholders’ meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquired Fund,

(i)       did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

(ii)       does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a

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material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the N-14 Registration Statement.

(n)        All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid, and nonassessable by the Acquired Fund (“Acquired Fund Shares”). In regard to the statement above that the Acquired Fund Shares will be nonassessable, it is noted that the Acquired Fund Trust is a “Massachusetts business trust” and under Massachusetts’ law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquired Fund. The Acquired Fund does not have outstanding any security convertible into any of the Acquired Fund Shares.

(o)        All of the issued and outstanding shares of the Acquired Fund were offered for sale and sold in conformity with all applicable federal and state securities laws.

(p)        The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

(q)        The Acquired Fund will not sell or otherwise dispose of any of the Merger Shares to be received in the Reorganization, except in distribution to the shareholders of the Acquired Fund, as provided in Section 3 of this Agreement.

3.	The Reorganization.

(a)        Subject to the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein, the Acquired Fund agrees to sell, convey, transfer, and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Closing Date, all of the Acquired Fund Investments (including interest accrued as of the Valuation Time on debt instruments) and to assume substantially all of the liabilities of the Acquired Fund, in exchange for that number of Merger Shares provided for in Section 4. Pursuant to this Agreement, as soon as practicable after the Closing Date, the Acquired Fund will distribute all Merger Shares received by it to its shareholders in exchange for their Acquired Fund Shares in complete liquidation of the Acquired Fund. Such distributions shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

(b)        If it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing,

(i)       nothing herein will require the Acquired Fund to dispose of any portfolios, securities, or other investments, if, in the reasonable judgment of the Acquired Fund Trust Board of Trustees or the Acquired Fund’s investment advisor, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund; and

(ii)       nothing will permit the Acquired Fund to dispose of any portfolio securities or other investments if, in the reasonable judgment of the Acquiring Fund Trust Board of Trustees or the Acquiring Fund’s investment advisor, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquiring Fund.

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(c)        Prior to the Closing Date, the Acquired Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income, if any (computed without regard to any deduction for dividends paid), all of its net tax-exempt income, if any, and all of its net capital gain, if any, in each case for its taxable year beginning on September 1, 2017 and ending on the Closing Date and, if still timely under Section 855 of the Code, the taxable year ending on August 31, 2018.

(d)        The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest the Acquired Fund receives on or after the Closing Date with respect to any of the Acquired Fund Investments transferred to the Acquiring Fund hereunder.

(e)        The Valuation Time shall be 4:00 p.m., Eastern time, on the Closing Date, or such earlier or later day and time as may be mutually agreed upon in writing (the “Valuation Time”).

(f)        Recourse for liabilities assumed from the Acquired Fund by the Acquiring Fund in the Reorganization will be limited to the assets acquired by the Acquiring Fund. The known liabilities of the Acquired Fund, as of the Valuation Time, shall be confirmed to the Acquiring Fund pursuant to Section 2(k) of this Agreement.

(g)       The Acquired Fund will be terminated following the Closing Date by terminating its registration under the 1940 Act and its organization under Massachusetts law and, where it is required to do so, will withdraw its authority to do business in any state.

(h)       The Acquiring Fund will (a) file with the Secretary of the Commonwealth of Massachusetts any necessary amendment to the Acquiring Fund Trust Declaration and (b) implement any amendment to the Acquiring Fund Trust By-laws necessary to consummate the Reorganization.

4.	Valuation.

(a)       On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund a number of full and fractional Merger Shares having an aggregate net asset value on such date, determined as hereinafter provided in this Section 4:

(i)       in the case of Class A shares of the Acquiring Fund, equal to the value of the assets, less the value of the liabilities, of the Acquired Fund attributable to the Acquired Fund’s Class A shares;

(ii)       in the case of Class C shares of the Acquiring Fund, equal to the value of the assets, less the value of the liabilities, of the Acquired Fund attributable to the Acquired Fund’s Class C shares;

(iii)       in the case of Class I shares of the Acquiring Fund, equal to the value of the assets, less the value of the liabilities, of the Acquired Fund attributable to the Acquired Fund’s Class I shares;

(iv)       in the case of Class R6 shares of the Acquiring Fund, equal to the value of the assets, less the value of the liabilities, of the Acquired Fund attributable to the Acquired Fund’s Class R6 and Class 1 shares; and

(v)       in the case of Class NAV shares of the Acquiring Fund, equal to the value of the assets, less the value of the liabilities, of the Acquired Fund attributable to the Acquired Fund’s Class NAV shares.

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(b)        The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the Acquired Fund Shares, and the value of the liabilities of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

(c)        The net asset value of the Merger Shares shall be computed in the manner set forth in the then-current prospectus or statement of additional information of the Acquiring Fund. The value of the assets and liabilities of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund’s assets and liabilities.

(d)        No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

(e)        The Acquiring Fund shall issue the Merger Shares to the Acquired Fund. The Acquired Fund shall promptly distribute the Merger Shares to the shareholders of the Acquired Fund by establishing open accounts for each Acquired Fund shareholder on the share ledger records of the Acquiring Fund. Certificates representing Merger Shares will not be issued to Acquired Fund shareholders.

(f)         The Acquiring Fund shall assume substantially all of the liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent liquidation and dissolution of the Acquired Fund or otherwise, except for the Acquired Fund’s liabilities, if any, arising pursuant to this Agreement.

5.	Payment of Expenses.

(a)        Except as otherwise provided in this Section 5, each Fund will pay a pro rata portion of the costs that are incurred in connection with the Reorganization based on their expected expense ratio savings. The Acquiring Fund and the Acquired Fund will each pay any brokerage commissions, dealer mark-ups, and similar expenses that it may incur in connection with the purchases or sale of portfolio securities, and the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification of the Merger Shares under applicable state and federal laws.

(b)        In the event that the Reorganization contemplated by this Agreement is not consummated, then John Hancock Advisers, LLC, investment advisor to the Acquired and Acquiring Funds, will bear all the costs and expenses incurred in connection with such Reorganization.

(c)        Notwithstanding any other provisions of this Agreement, if for any reason the Reorganization contemplated by this Agreement is not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

(d)        Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a “regulated investment company” within the meaning of subchapter M of the Code.

6.	Covenants of the Acquired Fund and the Acquiring Fund.

The Acquired Fund and the Acquiring Fund hereby covenant and agree with the other as follows:

(a)        Each of the Acquired Fund and the Acquiring Fund will operate its business as presently conducted in the ordinary course of business between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

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(b)       The Acquired Fund Trust, on behalf of the Acquired Fund, will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the Reorganization contemplated hereby.

(c)       In connection with the Acquired Fund shareholders’ meeting referred to in sub-section (b) above, the Acquiring Fund will prepare the Prospectus/Proxy Statement for such meeting, to be included in the N-14 Registration Statement, which the Acquiring Fund Trust, on behalf of the Acquiring Fund, will prepare and file for registration under the 1933 Act of the Merger Shares to be distributed to the Acquired Fund’s shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act. The Acquiring Fund will use its best efforts to provide for the N-14 Registration Statement to become effective as promptly as practicable. The Acquired Fund and the Acquiring Fund will cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement, as required by the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations thereunder and the state securities laws.

(d)       The information to be furnished by the Acquired Fund and the Acquiring Fund for use in the N-14 Registration Statement shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable hereto.

(e)       The Acquiring Fund will advise the Acquired Fund promptly if at any time prior to the Closing Date the assets of the Acquired Fund include any securities that the Acquiring Fund is not permitted to acquire.

(f)        Subject to the provisions of this Agreement, the Acquired Fund and the Acquiring Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to cause the conditions to the other party’s obligations to consummate the transactions contemplated hereby to be met or fulfilled and otherwise to consummate and make effective such transactions.

(g)       The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

(h)       The Acquired Fund Trust shall:

(i)       following the consummation of the Reorganization, terminate the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts, the Acquired Fund Trust Declaration, the Acquired Fund Trust By-laws, the 1940 Act, and any other applicable law;

(ii)       not make any distributions of any Merger Shares other than to the respective Acquired Fund shareholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by the Acquiring Fund, if any; and

(iii)       on and after the Closing Date not conduct any business on behalf of the Acquired Fund except in connection with the termination of the Acquired Fund.

(i)        Each of the Acquired Fund and the Acquiring Fund agrees that by the Closing Date, all of its federal and other tax returns and reports required to be filed on or before such date (taking into account extensions) shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes.

(j)        Neither the Acquiring Fund nor the Acquired Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code or is inconsistent with the treatment of the Reorganization as a reorganization within the meaning of such Code section. At or prior to the Closing Date, the Acquiring Fund Trust, the Acquiring Fund, the Acquired Fund Trust, and the Acquired

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Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable K&L Gates LLP (“K&L Gates”), special counsel to the Acquired Fund and the Acquiring Fund, to render the tax opinion required herein (including, without limitation, each party’s execution of representations reasonably requested by and addressed to K&L Gates).

(k)         In connection with the covenant in subsection (j) above, each of the Acquired Fund and Acquiring Fund will cooperate with each other in filing any tax return, amended return, or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Acquiring Fund will retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Acquired Fund for such Acquired Fund’s taxable period first ending after the Closing Date and for all prior taxable periods.

(l)         After the Closing Date, the Acquiring Fund on behalf of the Acquired Fund shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by the Acquired Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns after the Closing Date shall be borne by the Acquired Fund to the extent such expenses have been accrued by the Acquired Fund on or prior to the Closing Date; any excess expenses shall be borne by the investment advisor or an affiliate thereof.

(m)       Following the consummation of the Reorganization, the Acquiring Fund will continue its business as a diversified series of the Acquiring Fund Trust, an open-end management investment company registered under the 1940 Act.

7.	Closing Date.

(a)        Delivery of the assets of the Acquired Fund to be transferred, together with any other Acquired Fund Investments, assumption of the liabilities of the Acquired Fund to be assumed, and delivery of the Merger Shares to be issued as provided in this Agreement shall be made at such place and time as the Acquired Fund and Acquiring Fund shall mutually agree, as of the close of business on [April 12, 2019], or at such other time and date agreed to by the Acquired Fund and the Acquiring Fund, the date and time upon which such delivery is to take place being referred to herein as the “Closing Date.”

(b)        To the extent that any Acquired Fund Investments, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Acquired Fund Investments to be transferred to the Acquiring Fund’s account with its custodian at the earliest practicable date thereafter.

(c)        The Acquired Fund will deliver to the Acquiring Fund on the Closing Date: (i) copies of all relevant tax books and records; and (ii) confirmation or other adequate evidence as to the tax basis of the Acquired Fund Investments delivered to the Acquiring Fund hereunder.

(d)        As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of Acquired Fund Shares owned by each such shareholder, certified to the best of its knowledge and belief by the transfer agent for the Acquired Fund or by its President.

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8.	Conditions of the Acquired Fund’s Obligations.

The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

(a)        That the Acquiring Fund Trust Board of Trustees has determined that participation in the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Acquiring Fund Trust Board of Trustees, and that the Acquiring Fund shall have delivered to the Acquired Fund a copy of the resolutions approving this Agreement adopted by the Acquiring Fund Trust Board of Trustees certified by its Secretary or Assistant Secretary.

(b)        That the Acquiring Fund shall have furnished to the Acquired Fund a statement of its assets, liabilities, and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of the Acquiring Fund’s investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on the Acquiring Fund’s behalf by its President (or any Vice President) or its Treasurer (or any Assistant Treasurer), and a certificate signed by the Acquiring Fund’s President (or any Vice President) or its Treasurer (or any Assistant Treasurer), dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquiring Fund since the date of the Acquiring Fund’s most recent annual report or semiannual report, as applicable, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

(c)        That the Acquiring Fund shall have furnished to the Acquired Fund a certificate signed by the Acquiring Fund’s President (or any Vice President), its Chief Financial Officer, or its Treasurer (or any Assistant Treasurer), dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(d)        That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e)        That the Acquired Fund shall have received the opinion(s) of K&L Gates, counsel for the Acquiring Fund, dated as of the Closing Date, addressed to the Acquired Fund, substantially in the form and to the effect that:

(i)       both the Acquiring Fund and the Acquiring Fund Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

(ii)       the Acquiring Fund is a separate series of the Acquiring Fund Trust, an open-end, management investment company registered under the 1940 Act;

(iii)       this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the Acquiring Fund Trust Board of Trustees, and this Agreement has been duly executed and delivered by the Acquiring Fund Trust on behalf of the Acquiring Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquiring Fund;

(iv)       neither the execution or delivery by the Acquiring Fund Trust on behalf of the Acquiring Fund of this Agreement nor the consummation by the Acquiring Fund of the Reorganization contemplated hereby violates any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquiring Fund as being applicable to the Acquiring Fund;

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(v)       the Merger Shares have each been duly authorized and, upon issuance thereof in accordance with this Agreement, will be validly issued, fully paid, and nonassessable, except to the extent shareholders could under certain circumstances, in accordance with Massachusetts’ law, be held personally liable for the obligations of the Acquiring Fund; and

(vi)       to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Acquiring Fund Trust on behalf of the Acquiring Fund of this Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquiring Fund is qualified to do business or the federal laws of the United States, the consent, approval, authorization, registration, qualification, or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order, or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

(f)        That the Acquired Fund shall have obtained an opinion from K&L Gates dated as of the Closing Date (which opinion will be subject to certain qualifications), addressed to the Acquired Fund, and based upon such representations of the parties as K&L Gates may reasonably request and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, that the Reorganization set forth in this Agreement qualifies as a reorganization as described in Section 368(a) of the Code.

(g)        That all proceedings taken by the Acquiring Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Acquired Fund.

(h)        That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund Trust or the Acquiring Fund, be contemplated by the Commission.

9.	Conditions of the Acquiring Fund’s Obligations.

The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

(a)        That the Acquired Fund Trust Board of Trustees has determined that participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the Acquired Fund Trust Board of Trustees and by the affirmative vote of the holders of a majority of the outstanding Acquired Fund Shares (as defined in the Acquired Fund Trust Declaration); and the Acquired Fund shall have delivered to the Acquiring Fund a copy of the resolutions approving this Agreement adopted by the Acquired Fund Trust Board of Trustees, and a certificate setting forth the vote of the holders of the Acquired Fund Shares obtained, each certified by its Secretary or Assistant Secretary.

(b)        That the Acquired Fund shall have furnished to the Acquiring Fund a statement of its assets, liabilities, and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of the Acquired Fund’s investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on the Acquired Fund’s behalf by its President (or any Vice President) or its Treasurer (or any Assistant Treasurer), and a certificate signed by the Acquired Fund’s President (or any Vice President) or its Treasurer (or any Assistant Treasurer), dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since the date of the Acquired Fund’s most recent annual report or semiannual report, as applicable, other than changes in the Acquired Fund Investments since that date or changes in the market value of the Acquired Fund Investments.

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(c)        That the Acquired Fund shall have furnished to the Acquiring Fund a certificate signed by the Acquired Fund’s President (or any Vice President), its Chief Financial Officer or its Treasurer (or any Assistant Treasurer), dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Acquired Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(d)        That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e)        That the Acquiring Fund shall have received the opinion(s) of K&L Gates, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, substantially in the form and to the effect that:

(i)       both the Acquired Fund and the Acquired Fund Trust are duly formed and validly existing under the laws of the Commonwealth of Massachusetts;

(ii)       the Acquired Fund is a separate series of the Acquired Fund Trust, an open-end, management investment company registered under the 1940 Act;

(iii)       this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the Acquired Fund Trust Board of Trustees, and this Agreement has been duly executed and delivered by the Acquired Fund Trust on behalf of the Acquired Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquired Fund;

(iv)       neither the execution or delivery by the Acquired Fund Trust on behalf of the Acquired Fund of this Agreement nor the consummation by the Acquired Fund of the Reorganization contemplated hereby violates any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquired Fund as being applicable to the Acquired Fund; and

(v)       to their knowledge and subject to the qualifications set forth below, the execution and delivery by the Acquired Fund Trust on behalf of the Acquired Fund of this Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of the Commonwealth of Massachusetts or any state in which the Acquired Fund is qualified to do business, or the federal laws of the United States, the consent, approval, authorization, registration, qualification, or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order, or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

(f)        That the Acquiring Fund shall have obtained an opinion from K&L Gates, counsel for the Acquired Fund, dated as of the Closing Date (which opinion will be subject to certain qualifications), addressed to the Acquiring Fund, and based upon such representations of the parties as K&L Gates may reasonably request and the existing provisions of the Code, Treasury regulations promulgated thereunder, current administrative rules, and court decisions, that the Reorganization set forth in this Agreement qualifies as a reorganization as described in Section 368(a) of the Code.

(g)        That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund Trust or the Acquired Fund, be contemplated by the Commission.

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(h)        That the Acquired Fund’s custodian shall have delivered to the Acquiring Fund a certificate identifying all assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

(i)        That all proceedings taken by the Acquired Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund.

(j)        That prior to the Closing Date the Acquired Fund shall have declared a dividend or dividends that, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income, if any (computed without regard to any deduction for dividends paid), all of its net tax-exempt income, if any, and all of its net capital gain, if any, in each case for its taxable year beginning on September 1, 2017 and ending on the Closing Date and, if still timely under Section 855 of the Code, the taxable year ending on August 31, 2018.

10.	Termination, Postponement and Waivers.

(a)        Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed,

(i)       by mutual consent of the Acquired Fund Trust Board of Trustees and the Acquiring Fund Trust Board of Trustees;

(ii)       by the Acquired Fund Trust Board of Trustees if any condition of the Acquiring Fund’s obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board; or

(iii)       by the Acquiring Fund Trust Board of Trustees if any condition of the Acquired Fund’s obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by such Board.

(b)        If the Reorganization contemplated by this Agreement has not been consummated by [April 12, 2020], this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the Acquired Fund Trust Board of Trustees and the Acquiring Fund Trust Board of Trustees.

(c)        In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Acquired Fund, the Acquiring Fund or persons who are their directors, trustees, officers, agents, or shareholders in respect of this Agreement.

(d)        At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Acquired Fund Trust Board of Trustees or the Acquiring Fund Trust Board of Trustees (whichever is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of their respective Fund, on behalf of which such action is taken.

(e)        The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and the Acquired Fund and the Acquiring Fund and the officers, trustees, agents, or shareholders of such Funds shall not have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, agent, or shareholder of either the Acquired Fund or the Acquiring Fund against any liability to the entity for which that officer, trustee, agent, or shareholder so acts or to its shareholders, to which that officer, trustee, agent, or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

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(f)        If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the respective Boards to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund unless such terms and conditions shall result in a change in the method of computing the number of Merger Shares to be issued to the Acquired Fund, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.	Indemnification.

(a)        Each party (an “Indemnitor”) shall indemnify and hold the other and its officers, trustees, agents, and persons controlled by or controlling any of them (each an “Indemnified Party”) harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs, and expenses of any nature whatsoever (including reasonable attorneys’ fees) including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit, or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the “Losses”) arising out of or related to any claim of a breach of any representation, warranty, or covenant made herein by the Indemnitor; provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party’s: (i) willful misfeasance; (ii) bad faith; (iii) gross negligence; or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party’s position.

(b)        The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs, and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to the Indemnitor within the earlier of ten (10) days of receipt of written notice to the Indemnified Party or thirty (30) days from discovery by the Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of the Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor. At any time after ten (10) days from the giving of such notice, the Indemnified Party may, at its option, resist, settle, or otherwise compromise, or pay such claim unless it shall have received notice from the Indemnitor that the Indemnitor intends, at the Indemnitor’s sole cost and expense, to assume the defense of any such matter, in which case the Indemnified Party shall have the right, at no cost or expense to the Indemnitor, to participate in such defense. If the Indemnitor does not assume the defense of such matter, and in any event until the Indemnitor states in writing that it will assume the defense, the Indemnitor shall pay all costs of the Indemnified Party arising out of the defense until the defense is assumed; provided, however, that the Indemnified Party shall consult with the Indemnitor and obtain the Indemnitor’s prior written consent to any payment or settlement of any such claim. The Indemnitor shall keep the Indemnified Party fully apprised at all times as to the status of the defense. If the Indemnitor does not assume the defense, the Indemnified Party shall keep the Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, the Indemnitor shall be subrogated to all rights of the Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.

12.	Other Matters.

(a)        All covenants, agreements, representations, and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

A-15

(b)        All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Acquired Fund shall be addressed to U.S. Growth Fund, c/o John Hancock, 601 Congress Street, Boston, Massachusetts 02210, Attention: Chief Legal Officer, or at such other address as the Acquired Fund may designate by written notice to the Acquiring Fund. Notice to the Acquiring Fund shall be addressed to John Hancock U.S. Quality Growth Fund, c/o John Hancock, 601 Congress Street, Boston, Massachusetts 02210, Attention: Chief Legal Officer, or at such other address and to the attention of such other person as the Acquiring Fund may designate by written notice to the Acquired Fund. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.

(c)        This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the domestic substantive laws of the Commonwealth of Massachusetts applicable to agreements made and to be performed in said state, without giving effect to any choice or conflicts of law rule or provision that would result in the application of the domestic substantive laws of any other jurisdiction.

(d)        It is expressly agreed that the obligations of each of the Acquired Fund Trust, on behalf of the Acquired Fund, and the Acquiring Fund Trust, on behalf of the Acquiring Fund, hereunder shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the trust property of the respective Fund as provided in the Acquired Fund Trust Declaration or the Acquiring Fund Trust Declaration, as applicable. The execution and delivery of this Agreement has been authorized by the Acquired Fund Trust Board of Trustees, on behalf of the Acquired Fund, and the Acquiring Fund Trust Board of Trustees, on behalf of the Acquiring Fund, and signed by authorized officers of each respective Trust, acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each respective Trust on behalf of the relevant Fund as provided in the Acquired Fund Trust Declaration and the Acquiring Fund Trust Declaration, as applicable.

(e)        This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

THE REST OF THIS PAGE IS INTENTIONALLY BLANK.

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IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.

JOHN HANCOCK FUNDS II,
on behalf of its series, U.S. GROWTH FUND

By: __________________

Name: _______________

Title: _________________

JOHN HANCOCK FUNDS III,
on behalf of its series, JOHN HANCOCK U.S. QUALITY GROWTH FUND

By: __________________

Name: _______________

Title: _________________

Agreed to and accepted as to Section 5 only:
JOHN HANCOCK ADVISERS, LLC

By: __________________

Name: _______________

Title: _________________

A-17

Thank you for mailing your proxy card promptly!

[Logo] John Hancock(R) John Hancock Funds, LLC
MEMBER FINRA

200 Berkeley Street
Boston, MA 02116

1-800-225-5291
1-888-231-5469 TTY
1-800-338-8080 EASI-Line

jhinvestments.com

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[MAILING CODE]

STATEMENT OF ADDITIONAL INFORMATION

January 9, 2019

U.S. GROWTH FUND

(the “Acquired Fund,” a series of John Hancock Funds II)

AND

JOHN HANCOCK U.S. QUALITY GROWTH FUND
(formerly John Hancock Strategic Growth Fund)

(the “Acquiring Fund,” a series of John Hancock Funds III)

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the related combined Proxy Statement and Prospectus (also dated January 9, 2019). This SAI provides additional information about the Acquired Fund and the Acquiring Fund (the “Funds”). The Acquired Fund is a series of John Hancock Funds II (the “Acquired Fund Trust”), a Massachusetts business trust, and the Acquiring Fund is a series of John Hancock Funds III (the “Acquiring Fund Trust”), also a Massachusetts business trust. Please retain this SAI for further reference.

This SAI is intended to supplement the information provided in a combined Proxy Statement and Prospectus dated January 9, 2019, relating to the proposed reorganization of the Acquired Fund into the Acquiring Fund (the “Reorganization”) and in connection with the solicitation by the Acquired Fund of proxies to be voted at the Special Meeting of Shareholders of the Acquired Fund to be held on March 15, 2019.

A copy of the Proxy Statement and Prospectus can be obtained free of charge by writing or telephoning:

John Hancock Advisers, LLC

200 Berkeley Street

Boston, Massachusetts 02116

800-225-5291

Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this SAI.

TABLE OF CONTENTS

1.	The Statements of Additional Information dated January 1, 2019, for the Acquired Fund (the “Acquired Fund SAI”)

2.	The Statement of Additional Information dated July 1, 2018, for the Acquiring Fund, as supplemented (the “Acquiring Fund SAI”)

3.	The Annual Report of the Acquired Fund Trust for the fiscal year ended August 31, 2018, for the Acquired Fund (the “Acquired Fund Annual Report”)

4.	The Annual Report of the Acquiring Fund Trust for the fiscal year ended March 31, 2018, for the Acquiring Fund (the “Acquiring Fund Annual Report”)

5.	The Semiannual Report of the Acquiring Fund Trust for the six months ended September 30, 2018, with respect to the Acquiring Fund (the “Acquiring Fund Semiannual Report”)

6.	Pro forma financial information

INFORMATION INCORPORATED BY REFERENCE

The Acquired Fund SAI is incorporated by reference to Post-Effective Amendment No. 212 to the Acquired Fund Trust’s registration statement on Form N-1A, which was filed with the Securities and Exchange Commission (the “SEC”) pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Securities Act”) (File Nos. 333-126293, 811-21779), on December 21, 2018 (Accession No. 0001133228-18-006817);

The Acquiring Fund SAI is incorporated by reference to:

1.	Post-Effective Amendment No. 81 to the Acquiring Fund Trust’s registration statement on Form N-1A, which was filed with the SEC pursuant to Rule 485(b) under the Securities Act (File Nos. 333-125838, 811-21777) on June 27, 2018 (Accession No. 0001133228-18-004212);

2.	A Supplement to the Acquired Fund Trust’s registration statement on Form N-1A, which was filed with the SEC pursuant to Rule 497(e) under the Securities Act (File No. 333-125838) on September 13, 2018 (Accession No. 0001133228-18-005505); and

3.	A Supplement to the Acquired Fund Trust’s registration statement on Form N-1A, which was filed with the SEC pursuant to Rule 497(e) under the Securities Act (File No. 333-125838) on September 28, 2018 (Accession No. 0001133228-18-005672).

The Acquired Fund Annual Report is incorporated by reference to the Acquired Fund Trust’s report on Form N-CSR (File No. 811-21779) that was filed with the SEC on November 2, 2018 (Accession No. 0001145443-18-000733).

The Acquiring Fund Annual Report is incorporated by reference to the Acquiring Fund Trust’s report on Form N-CSR (File No. 811-21777) that was filed with the SEC on May 18, 2018 (Accession No. 0001145443-18-000358).

The Acquiring Fund Semiannual Report is incorporated by reference to the Acquiring Fund Trust’s report on Form N-CSR (File No. 811-21777) that was filed with the SEC on November 20, 2018 (Accession No. 0001145443-18-000757).

PRO FORMA FINANCIAL INFORMATION

The pro forma information provided herein should be read in conjunction with the Acquired Fund Annual Report, the Acquiring Fund Annual Report, and the Acquiring Fund Semiannual Report, each of which is on file with the SEC and available at no charge.

The unaudited pro forma information set forth below for the twelve months ended September 30, 2018, is intended to present ratios and supplemental data as if the Reorganization of the Acquired Fund into the Acquiring Fund had been consummated at the beginning of that period, on October 1, 2017. The Reorganization is intended to consolidate the Acquired Fund with a similar fund.

Each Fund is advised by John Hancock Advisers, LLC (“JHA”) and subadvised by Wellington Management Company LLP. Each Fund is a diversified series of its respective Trust, each a Massachusetts business trust.

The purpose of the Reorganization is to consolidate the two Funds, each of which invests primarily in equity investments tied economically to the United States. As fixed costs are spread across the larger asset base of a combined fund with a greater potential for asset growth, overall gross shareholder expenses may be reduced in the future.

Each Fund currently offers Class A, Class C, Class I, Class R6, and Class NAV shares. The Acquired Fund also currently offers Class 1 shares and the Acquiring Fund also currently offers Class R2 and Class R4 shares. In connection with the Reorganization, Class A shareholders of the Acquired Fund will receive Class A shares of the Acquiring Fund; Class C shareholders of the Acquired Fund will receive Class C shares of the Acquiring Fund; Class I shareholders of the Acquired Fund will receive Class I shares of the Acquiring Fund; Class R6 and Class 1 shareholders of the Acquired Fund will receive Class R6 shares of the Acquiring Fund; and Class NAV shareholders of the Acquired Fund will receive Class NAV shares of the Acquiring Fund. The Acquiring Fund will not issue additional Class R2 or Class R4 shares in connection with the Reorganization.

Class A shares of each Fund have the same characteristics and same fee structures. Class A shares of each Fund are offered with a maximum front-end sales load of 5.00% and are subject to annual Rule 12b-1 fees of 0.25%.

Class C shares of each Fund have the same characteristics and same fee structures. Class C shares of each Fund are offered without a front-end sales load, are subject to annual Rule 12b-1 fees of 1.00%, and a contingent deferred sales load of 1.00% on shares sold within one year of purchase.

Class I shares of each Fund have the same characteristics and same fee structures. Class I shares of each Fund are offered without a sales load and are not subject to Rule 12b-1 fees.

Class R6 shares of each Fund have the same characteristics and same fee structures. Class R6 shares of each Fund are offered without a sales load and are not subject to Rule 12b-1 fees.

Class 1 shares of the Acquired Fund are offered without a sales load, but are subject to annual Rule 12b-1 fees of 0.05%. The Acquiring Fund does not offer Class 1 shares.

As of September 30, 2018, the Acquired Fund and Acquiring Fund’s net assets amounted to approximately $270 million and $467 million, respectively.

The Acquiring Fund’s current management fee rates are identical and are shown in the following table, as annual percentages of each Fund’s average daily net assets.

Both Funds’ Management Fee Rates
0.600% — First $500 million 0.550% — Next $1 billion 0.530% — Excess over $1.5 billion

Prior to September 28, 2018, the Funds’ management fee schedules were as follows:

U.S. Growth Fund (Acquired Fund)	U.S. Quality Growth Fund (Acquiring Fund)
0.700% — First $500 million 0.650% — Excess over $500 million	0.725% — First $500 million 0.700% — Next $500 million 0.675% — Next $500 million 0.650% — Excess over $1.5 billion

During the fiscal year ended August 31, 2018, the Acquired Fund paid an effective annual advisory fee of 0.57% (including any waivers and/or reimbursements). During the fiscal year ended March 31, 2018, the Acquiring Fund paid an effective annual advisory fee of 0.68% (including any waivers and/or reimbursements).

JHA, and not either of the Funds, pays subadvisory fees to each Fund’s subadvisor.

The Acquired Fund and the Acquiring Fund have the same other service providers, as detailed in the following table.

Distributor	John Hancock Funds, LLC 200 Berkeley Street Boston, MA 02116
Transfer agent	John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913
Custodian	State Street Bank & Trust Company State Street Financial Center One Lincoln Street Boston, MA 02111
Independent registered public accounting firm	PricewaterhouseCoopers LLP 101 Seaport Boulevard, Suite 500 Boston, Massachusetts 02210

On a pro forma basis, for the twelve months ended September 30, 2018, the proposed reorganization of the Acquiring Fund and the Acquired Fund would have resulted in a decrease in audit fees of approximately $59,876, and a decrease in registration fees of approximately $68,506, resulting in an overall decrease of $128,382 in gross operating expenses for the combined Fund’s expense ratios and an expense decrease of less than $0.01 per share for the Acquiring Fund and an expense decrease of approximately $0.01 per share for the Acquired Fund.

No significant accounting policies will change as a result of the proposed Reorganization, specifically, policies regarding valuation of portfolio securities or compliance with Subchapter M of the Internal Revenue Code of 1986, as amended. The Acquiring Fund is expected to be the accounting survivor after the Reorganization.

A Fund’s ability to carry forward capital losses, if any, and to use them to offset future gains may be limited as a result of the Reorganization. “Pre-acquisition losses” of either the Acquired Fund or the Acquiring Fund (including capital loss carryforwards, net current-year capital losses, and unrealized losses that exceed certain thresholds) may become unavailable to offset gains of the combined Fund. Additionally, if one Fund has net unrecognized gains above a certain threshold as of the date of the Reorganization (“built-in gains”), the other Fund’s pre-Reorganization losses cannot be used to offset such built-in gains if they are recognized during the five-year period beginning on the date of the Reorganization.

In addition, the Reorganization will result in the spreading of tax benefits and tax costs across the larger shareholder base of the combined Fund. On the one hand, the shareholders of the Acquired Fund will receive a proportionate share of any “built-in” (unrealized) gains in the Acquiring Fund’s assets, as well as any taxable gains realized by the Acquiring Fund but not distributed to its shareholders prior to the Reorganization, when such gains are eventually distributed by the Acquiring Fund. As a result, shareholders of the Acquired Fund may receive larger taxable distributions than they would have had the Reorganization not occurred. Additionally, any pre-acquisition losses of the Acquired Fund (whether realized or unrealized) remaining after the operation of the limitation rules described above will become available to offset post-Reorganization capital gains otherwise distributed to a broader group of shareholders than would have been the case absent such Reorganization, such that the benefit of those losses to the Acquired Fund shareholders may be further reduced relative to what the benefit would have been had the Reorganization not occurred. On the other hand, any pre-acquisition losses of the Acquiring Fund remaining after the operation of the limitation rules described above will be available to offset capital gains of the combined Fund realized after the Reorganization other than Acquired Fund built-in gains (as set forth above), potentially resulting in a tax benefit to the Acquired Fund shareholders. Assuming certain conditions are satisfied, the Reorganization is expected to be a tax-free reorganization for federal income tax purposes, meaning that no gain or loss will be recognized by the Acquired Fund, the Acquiring Fund, or their shareholders as a result of the Reorganization.

As of September 30, 2018, the Acquired Fund had unrealized appreciation of 20% of its net assets, and the Acquiring Fund had unrealized appreciation of 18% of its net assets. As of its fiscal year end on March 31, 2018, the Acquiring Fund had no capital loss carryforwards. As of its fiscal year end on August 31, 2018, the Acquired Fund had no capital loss carryforwards.

The amount of realized and unrealized gains and losses of each Fund, as well as the size of each Fund, at the time of the Reorganization will determine the extent to which the Funds’ respective losses, both realized and unrealized, will be available to reduce gains realized by the combined Fund following the Reorganization, and consequently the extent to which the combined Fund may be required to distribute gains to its shareholders earlier than would have been the case absent the Reorganization. Thus the impact of the rules described above will depend on factors that are currently unknown, such that this impact cannot be calculated precisely prior to the Reorganization.

The estimated cost of the Reorganization is approximately $176,072. Each of the Acquired Fund and the Acquiring Fund will pay a pro rata portion of the costs that are incurred in connection with the Reorganization based on the respective Fund’s pro rata share of the expected overall expense ratio savings that the Funds collectively are expected to realize as a result of the Reorganization. Based on current asset levels, the Acquired Fund is expected to realize approximately 11 basis points (0.11%) and the Acquiring Fund is expected to realize approximately 1 basis point (0.01%) in overall expense ratio savings resulting from the Reorganization. Accordingly, the Acquired Fund and the Acquiring Fund will bear approximately $16,009, 0.0087% of the Fund’s total net assets (less than $0.01 per share of the Fund) and $160,063, 0.0087% of the Fund’s total net assets (less than $0.01 per share of the Fund), respectively.

Notwithstanding the foregoing, the Acquired Fund will pay any brokerage commissions, dealer mark-ups, and similar expenses that it may incur in connection with the purchase or sale of portfolio securities, and the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification under applicable state and federal laws of the shares of the Acquiring Fund issued in connection with the Reorganization. The Funds have substantially similar portfolio holdings, and it is anticipated that it will not be necessary to align the portfolios prior to the Reorganization. As a result, the Acquired Fund is not expected to incur any expenses related to the purchase or sale of portfolio securities. If the Reorganization is not consummated, the Advisor will pay the expenses of the Reorganization.

IMPORTANT REMINDER

PLEASE VOTE YOUR SHARES

JOHN HANCOCK U.S. GROWTH FUND

February 1, 2019

Dear Shareholder:

We recently sent you detailed information regarding the upcoming Special Meetings of Shareholders to ask for your vote on an important proposal affecting your Fund(s). The Special Meeting is scheduled to be held on Tuesday, March 15, 2019 at 2:00 PM Eastern Time at the offices of the Funds, 200 Berkeley Street, Boston, Massachusetts. As of the mailing of this letter, we have not received your vote.

For your convenience, we have enclosed a copy of the proxy card(s) for your review and to vote. If you have any questions about the proposal, please call 1 (800) 399-1581.

YOUR VOTE IS IMPORTANT!

EACH Fund’S Board of Trustees believes the proposal Is in the shareholders’ best interest and recommends that you vote in favor. please take a moment now to vote!

Voting is easy. Please use one of the options listed below:

1.	Vote by Mail. Cast your vote by signing, dating and mailing the enclosed proxy card in the postage-prepaid return envelope provided.

2.	Vote via the Internet. Visit the website indicated on the enclosed proxy card and enter your “Control Number” from the proxy card.

3.	Vote by Phone. Dial the toll-free number indicated on the enclosed proxy card.

4.	Vote by Phone with a live operator. Dial toll-free 1 (800) 399-1581. Please have the proxy card available at the time of the call.

YOUR VOTE IS IMPORTANT! PLEASE VOTE TODAY!

FUND
PROXY FACT SHEET FOR:

JOHN HANCOCK U.S. GROWTH FUND

SPECIAL MEETING IMPORTANT DATES		SPECIAL MEETING LOCATION
Record Date	DECEMBER 17, 2018	OFFICES OF THE FUND
Mail Date	JANUARY 18, 2019	200 BERKELEY STREET
Meeting Date	MARCH 15, 2019 @ 2:00 PM (ET)	BOSTON, MASSACHUSETTS 02116
ADDITIONAL INFORMATION		CONTACT INFORMATION
CUSIP	SEE PAGE 4	Inbound Line	1-800-399-1581
Ticker	SEE PAGE 4	Website	www.jhinvestments.com

What are Shareholders being asked to vote on?

1.	A proposal to approve an Agreement and Plan of Reorganization between U.S. Growth Fund (the “Acquired Fund”), a series of John Hancock Funds II, and John Hancock U.S. Quality Growth Fund (formerly John Hancock Strategic Growth Fund) (the “Acquiring Fund”), a series of John Hancock Funds III. Under this agreement, the Acquired Fund would transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund;

BOARD OF TRUSTEES RECOMMENDATION – “FOR”

PROPOSAL 1: A proposal to approve an Agreement and Plan of Reorganization between U.S. Growth Fund (the “Acquired Fund”), a series of John Hancock Funds II, and John Hancock U.S. Quality Growth Fund (formerly John Hancock Strategic Growth Fund) (the “Acquiring Fund”), a series of John Hancock Funds III. Under this agreement, the Acquired Fund would transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund;

What is happening?

John Hancock Investments continually reviews its lineup of mutual funds to ensure that each fund continues to serve the best interests of shareholders. Included in that assessment is a review of account fees and whether funds are growing large enough to achieve beneficial economies of scale. After careful consideration, your fund’s Trustees agreed that shareholders would benefit from a merger of John Hancock U.S. Growth Fund (“U.S. Growth Fund” or the “Acquired Fund”) into John Hancock U.S. Quality Growth Fund (“U.S. Quality Growth Fund” or the “Acquiring Fund”), (formerly John Hancock Strategic Growth Fund).

What will happen to my existing shares?

Each Fund currently offers Class A, Class C, Class I, Class R6, and Class NAV shares. The Acquired Fund also offers Class 1 shares. The Acquiring Fund will issue shares of each Class to your Fund in an amount equal to the value of your Fund’s net assets attributable to its Class (or in the case of Class R6 shares, the value of the Fund’s net assets attributable to its class R6 and Class I Shares). These shares will be distributed to shareholders in proportion to their holdings on the Reorganization date.

For Internal Distribution Only	Page 1

How does the Reorganization benefit shareholders?

The Reorganization is intended to consolidate your Fund with a similar fund. Advantages of the proposed merger are as follows:

•	Expected economies of scale and potentially lower expenses in the future. Following the reorganization, the net expense ratios of each class of shares of the acquiring fund are estimated to be lower than the corresponding current expense ratios of your fund, both before and after current fee waivers. Moreover, as fixed costs are spread across the larger asset base of a combined fund with greater potential for asset growth, overall gross shareholder expenses may be reduced in the future.

•	Similar investment objective and identical investment strategies. The proposed merger is expected to allow U.S. Growth Fund shareholders to pursue a similar investment objective in a larger combined fund with the same principal investment strategies. Under normal market conditions, each fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity investments tied economically to the United States.

•	Continuity of management. John Hancock Advisers, LLC serves as investment advisor to your fund and the acquiring fund and will continue to serve as the investment advisor to the combined fund. Wellington Management Company LLP serves as each fund’s investment subadvisor and will continue to subadvise the combined fund. In addition, Wellington Management’s John A. Boselli, CFA, currently manages each fund’s portfolio and will continue to manage the portfolio of the combined fund.

How do the investment objectives and policies of the Funds compare?

The Reorganization is expected to allow your Fund’s shareholders to pursue a similar investment objective in a larger combined Fund that focuses on equity investments tied economically to the United States. Your Fund seeks high total return primarily through capital appreciation as its investment objective, and the Acquiring Fund seeks (and the combined Fund will seek) long-term capital appreciation.

The shareholders of your Fund would continue to receive the benefits of investing in a portfolio focused on equity investments tied economically to the United States. The Funds currently have substantially similar portfolios, and the combined Fund’s portfolio will be substantially similar to the Acquiring Fund’s current portfolio.

How do the management fees and expenses of the Funds compare?

The Acquiring Fund’s current management fees are the same as those of the Acquired Fund (prior to September 28, 2018, the Acquiring Fund’s management fees were higher than those of the Acquired Fund), and, on a pro forma basis, the expense ratios of the Acquiring Fund’s Class A, Class C, Class I, Class R6, and Class NAV shares to be issued in the Reorganization are expected to be lower than the expense ratios of the corresponding classes of shares of the Acquired Fund to be exchanged, both before and after any current fee waivers.

Each Fund incurs costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these resources and costs are duplicative. The combination of these Funds

For Internal Distribution Only	Page 2

resulting from the Reorganization may enable the combined Fund to benefit from the ability to spread fixed expenses over a larger asset base in a manner that may contribute to a lower expense ratio in the long-term than each Fund would achieve separately, both before and after any current fee waivers.

How does the performance of the Funds compare?

The Acquired Fund Board considered that the Acquiring Fund has outperformed the Acquired Fund for the five-year period ended July 31, 2018. Prior to the close of business on September 29, 2016, the Acquired Fund was managed by a different subadvisor pursuant to a different investment strategy. Prior to the close of business on September 28, 2018, the Acquiring Fund was managed by a different subadvisor, and prior to November 12, 2018, pursuant to a different investment strategy.

When will the Reorganization occur?

The Reorganization is scheduled to occur at 5:00 P.M., Eastern time, on April 12, 2019 (the “Closing Date”), but may occur on any later date agreed to by the Acquired Fund and the Acquiring Fund.

What are the U.S. federal tax consequences of the Reorganization?

The Reorganization is not intended to result in the recognition of income, gain, or loss for U.S. federal income tax purposes by the Acquiring Fund, the Acquired Fund, or the shareholders of the Acquired Fund or the Acquiring Fund.

Will shareholders have to pay any sales load, commission or other similar fee in connection with the Reorganization?

No sales charges will be imposed on shares of the Acquiring Fund received by shareholders of your Fund.

What will happen if the Reorganization is not approved?

If the required approval of the Acquired Fund’s shareholders is not obtained with respect to the proposal, the Acquired Fund Board will consider what further action may be appropriate, which can include re-soliciting shareholders to approve the proposal.

Who will pay for the costs of the Reorganization?

Each of the Acquired Fund and the Acquiring Fund will pay a pro rata portion of the costs that are incurred in connection with the Reorganization, based on the respective Fund’s pro rata share of the expected overall expense ratio savings that the Funds collectively are expected to realize as a result of the Reorganization. If the Reorganization is not consummated, the Fund’s investment adviser, John Hancock Advisers , LLC, will pay the expenses of the Reorganization.

THE BOARD OF TRUSTEES RECOMMENDS A VOTE “FOR” PROPOSAL 1

VOTING METHODS

PHONE:	To cast your vote by telephone with a proxy specialist, call the toll-free number found on your proxy card. Representatives are available to take your voting instructions Monday through Friday 9:00 a.m. to 10:00 p.m. Eastern Time.

For Internal Distribution Only	Page 3

MAIL:	To vote your proxy by mail, check the appropriate voting box on the proxy card, sign and date the card and return it in the enclosed postage-paid envelope.
TOUCH-TONE:	To cast your vote via a touch-tone voting line, call the toll-free number and enter the control number found on your proxy card.
INTERNET:	To vote via the Internet, go to the website on your proxy card and enter the control number found on the proxy card.

Proxy Materials Are Available Online At: https://www.proxyonline.com/docs/JHUSGrowth

AST Fund Solutions is NOT mentioned in the proxy statement.

NAME OF FUND	CLASS	TICKER	CUSIP
John Hancock U.S. Growth Fund	A	JSGAX	47804B179
John Hancock U.S. Growth Fund	C	JHUCX	41015K268
John Hancock U.S. Growth Fund	I	JHUIX	47804B161
John Hancock U.S. Growth Fund	R6	JUSEX	41015K250
John Hancock U.S. Growth Fund	1	JHUPX	47803X164

For Internal Distribution Only	Page 4

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. THE MATTERS WE ARE SUBMITTING FOR YOUR CONSIDERATION ARE SIGNIFICANT TO THE FUND AND TO YOU AS A FUND SHAREHOLDER. PLEASE TAKE THE TIME TO READ THE PROXY STATEMENT AND CAST YOUR PROXY VOTE TODAY!

PROXY IN CONNECTION WITH THE SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON MARCH 15, 2019

KNOW ALL PERSONS BY THESE PRESENTS that the undersigned shareholder of John Hancock U.S. Growth Fund, (a series of John Hancock Funds II) (the “Trust”), hereby appoints Andrew G. Arnott, Jay Aronowitz, Ariel Ayanna, John J. Danello, Thomas Dee, Philip Fontana, Kinga Kapuscinski, Nicholas J. Kolokithas, Harsha Pulluru, Charles A. Rizzo, Salvatore Schiavone, Christopher Sechler, Betsy Anne Seel, Gina Goldych-Waters and Leo Zerilli, and each of them separately, with power of substitution and re-substitution, as proxies to vote at the Special Meeting of Shareholders (the "Special Meeting") to be held at the offices of 200 Berkeley Street, Boston, Massachusetts, on March 15, 2019, at 2:00 P.M., (Eastern Time), and at any adjournment thereof. The undersigned named will vote the shares represented by this proxy in accordance with the choices made on this ballot. If this proxy is executed and returned in time and no choice is indicated as to an item, this proxy will be voted “FOR” the proposal. Discretionary authority is hereby conferred as to all other matters as may properly come before the Special Meeting or any adjournment thereof.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST, WHICH UNANIMOUSLY RECOMMENDS THAT YOU VOTE “FOR” THE PROPOSAL.

IF THIS PROXY IS PROPERLY EXECUTED, THE VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST IN THE MANNER DIRECTED ON THE REVERSE SIDE HEREOF, AND WILL BE VOTED IN THE DISCRETION OF THE PROXY HOLDER(S) ON ANY OTHER MATTERS THAT MAY PROPERLY COME BEFORE THE JOINT ANNUAL MEETING OR ANY ADJOURNMENT(S) OR POSTPONEMENT(S) THEREOF. IF THIS PROXY IS PROPERLY EXECUTED BUT NO DIRECTION IS MADE AS REGARDS TO A PROPOSAL INCLUDED IN THE PROXY STATEMENT, SUCH VOTES ENTITLED TO BE CAST BY THE UNDERSIGNED WILL BE CAST “FOR” SUCH PROPOSAL.

Please refer to the Proxy Statement for a discussion of the Proposal.

PLEASE VOTE, DATE AND SIGN ON THE REVERSE SIDE HEREOF AND RETURN THE SIGNED PROXY PROMPTLY IN THE ENCLOSED ENVELOPE.

IMPORTANT NOTICE REGARDING THE AVAILABILITY OF PROXY MATERIALS FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON MARCH 15, 2019. The Proxy Statement is also available at https://www.proxyonline.com/docs/JHUSGrowth.

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

JOHN HANCOCK U.S. GROWTH FUND

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED.

Please sign exactly as your name(s) appear(s) on the proxy card. Joint owners should each sign personally. Trustees and other fiduciaries should indicate the capacity in which they sign, and where more than one name appears, a majority must sign. If a corporation, the signature should be that of an authorized officer who should state his or her title.

SIGNATURE (AND TITLE IF APPLICABLE)	DATE

SIGNATURE (IF HELD JOINTLY)	DATE

TO VOTE, MARK ONE CIRCLE IN BLUE OR BLACK INK. Example: ●

THE BOARD OF TRUSTEES RECOMMENDS A VOTE FOR THE FOLLOWING:

PROPOSAL
	FOR	AGAINST	ABSTAIN
1.

A proposal to approve an Agreement and Plan of Reorganization between U.S. Growth Fund (the “Acquired Fund”), a series of John Hancock Funds II, and John Hancock U.S. Quality Growth Fund (formerly John Hancock Strategic Growth Fund) (the “Acquiring Fund”), a series of John Hancock Funds III. Under this agreement, the Acquired Fund would transfer all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund.

	O	O	O

You can vote on the internet, by telephone, by mail or with a LIVE Operator. Please see the reverse side for instructions.

PLEASE VOTE ALL YOUR BALLOTS IF YOU RECEIVED MORE THAN ONE BALLOT DUE TO MULTIPLE INVESTMENTS IN THE FUND. REMEMBER TO SIGN AND DATE ABOVE BEFORE MAILING IN YOUR VOTE. THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED.

THANK YOU FOR VOTING

[PROXY ID NUMBER HERE]	[BAR CODE HERE]	[CUSIP HERE]

John Hancock U.S. Growth Fund

Inbound Script

Thank you for calling the John Hancock U.S. Growth Fund proxy voting line. My name is (FULL NAME). How can I help you?

(Pause for response)

ACCOUNT LOCATION/VERIFICATION:

Responding to Phone Call:

The phone call you received is regarding a Special Meeting of Shareholders scheduled for March 15, 2019.

1.	Can I please have the telephone number we called to locate your account to better assist you? (Pause for response)
2.	Can I please have the last name and zip code on the materials you received to better assist you? (Pause for response)

-------------Locate and verify account (proceed to BODY-Beginning of Campaign)

BODY: (Once account is located, verify)

Beginning of Campaign:

The reason for the call is to confirm that you have received proxy materials for the Special Meeting of Shareholders scheduled to take place on March 15, 2019. Have you received the information? (Pause for response)

“Yes” or positive response:

If you’re not able to attend the meeting, I can record your voting instructions by phone.

Your Board of Trustees is recommending a vote “In Favor” of the proposal.

Would you like to vote along with the Board’s recommendation? (Pause for response)

“No” or negative response:

I would be happy to review the meeting agenda with you and record your vote by phone. Before I review the proposal with you, please be informed that your Board of Trustees is recommending a vote “In Favor” of the proposal.

Would you like to vote along with the Board’s recommendation?

(Pause for response)(Review Voting Options with Shareholder If Necessary

If we identify any additional accounts you own with John Hancock U.S. Growth Fund before the meeting takes place, would you like to vote those accounts in the same manner as well?

(Pause For Response)

*Confirmation – I am recording your (Recap Voting Instructions).

For confirmation purposes:

•	Please state your full name. (Pause)
•	According to our records, you reside in (city, state, zip code). (Pause)

FOR INTERNAL DISTRIBUTION ONLY	Updated 01-03-2019

John Hancock U.S. Growth Fund

Inbound Script

•	To ensure that we have the correct address for the written confirmation, please state your street address. (Pause)

Thank you. You will receive written confirmation of this vote within 3 to 5 business days. Upon receipt, please review and retain for your records. If you should have any questions please call the toll free number listed on the confirmation. Mr. /Ms. ___________, your vote is important and your time is greatly appreciated. Thank you and have a good (morning, afternoon, evening.)

FOR INTERNAL DISTRIBUTION ONLY	Updated 01-03-2019

John Hancock U.S. Growth Fund
Level I Script
(CONFIRM RECEIPT OF PROXY MATERIAL)

Good (morning, afternoon, evening), my name is (AGENT’S FULL NAME).

May I please speak with (SHAREHOLDER’S FULL NAME)?

(Re-Greet If Necessary)

I am calling on a recorded line regarding your current investment in John Hancock U.S. Growth Fund. I wanted to confirm that you have received the proxy material for the Special Meeting of Shareholders scheduled to take place on March 15, 2019.

Have you received the information?

(Pause for response)

If “Yes” or positive response:

If you’re not able to attend the meeting, I can record your voting instructions by phone. Your Board of Trustees is unanimously recommending a vote “In Favor” of the proposal.

If “No” or negative response:

I would be happy to review the meeting agenda and record your vote by phone.

However, the Board of Trustees is unanimously recommending a vote “In Favor” of the proposal.

Would you like to vote along with the Board’s recommendation?

(Pause For Response) (Review Voting Options with Shareholder If Necessary)

If we identify any additional accounts you own with John Hancock U.S. Growth Fund before the meeting takes place, would you like to vote those accounts in the same manner as well?

(Pause For Response)

*Confirmation – I am recording your (Recap Voting Instructions).

For confirmation purposes:

•	Please state your full name. (Pause)
•	According to our records, you reside in (city, state, zip code). (Pause)
•	To ensure that we have the correct address for the written confirmation, please state your street address. (Pause)

Thank you. You will receive written confirmation of this vote within 3 to 5 business days. Upon receipt, please review and retain for your records. If you should have any questions please call the toll free number listed on the confirmation. Mr. /Ms. ___________, your vote is important and your time is greatly appreciated. Thank you and have a good (morning, afternoon, evening.)

FOR INTERNAL DISTRIBUTION ONLY	Updated 01-02-2019

John Hancock U.S. Growth Fund

Answering Machine Script

Hello.

I am calling regarding your investment in John Hancock U.S. Growth Fund.

The Special Meeting of Shareholders is scheduled to take place on March 15, 2019. All shareholders are being asked to consider and vote on an important matter. As of today, your vote has not been registered.

Please contact us as soon as possible at 1-800-399-1581 Monday through Friday between the hours of 9:00am and 10:00pm Eastern Time.

Your vote is very important. Thank you and have a good day.

JOHN HANCOCK FUNDS III

PART C

OTHER INFORMATION

Item 15. Indemnification

No change from the information set forth in Item 30 of the most recently filed amendment to the Registration Statement of John Hancock Funds III (the “Registrant”) on Form N-1A under the 1933 Act and the 1940 Act (File Nos. 333-125838 and 811-21777) as filed with the Securities and Exchange Commission (the “SEC”) on July 28, 2018 (accession number 0001133228-18-004212), which information is incorporated herein by reference.

Item 16.	Exhibits.

1(a)	Amended and Restated Declaration of Trust dated January 22, 2016. – previously filed as exhibit 99.(a) to post-effective amendment no. 66, filed on June 27, 2016, accession number 0001133228-16-010482.

2(a)	By-Laws of the Registrant dated June 9, 2005. – previously filed as exhibit 99.(b) to initial registration statement on Form N-1A, filed on June 15, 2005, accession number 0000898432-05-000492.

2(a)(1)	Amendment dated June 9, 2009 to the By-Laws dated June 9, 2005. – previously filed as exhibit 99.(b).(1) to post-effective amendment no. 19, filed on June 30, 2009, accession number 0000950123-09-018788.

2(a)(2)	Amendment dated August 31, 2010 to the By-Laws dated June 9, 2005. – previously filed as exhibit 99.(b).(2) to post-effective amendment no. 28 filed on November 5, 2010, accession number 0000950123-10-101104.

2(a)(3)	Amendment dated March 10, 2016 to the By-Laws dated June 9, 2005. – previously filed as exhibit 99.(b).(3) to post-effective amendment no. 66, filed on June 27, 2016 accession number 0001133228-16-010482.

3	Not applicable.

4	Form of Agreement and Plan of Reorganization. – previously filed as exhibit 4 to the registration statement on Form N-14 filed on December 6, 2018, accession number 0001133228-18-006361..

5	See Exhibits 1 and 2.

6(a)	Advisory Agreement dated January 1, 2014 (the “Advisory Agreement”) between the Registrant and John Hancock Advisers, LLC. – previously filed as exhibit 99.(d).(1) to post-effective amendment no. 53, filed on June 27, 2014, accession number 0001133228-14-002176.

6(a)(1)	Amendment dated September 28, 2018 to the Advisory Agreement relating to John Hancock U.S. Quality Growth Fund (formerly John Hancock Strategic Growth Fund) (the “Fund”). – filed herewith.

3

6(a)(2)	Amendment dated September 21, 2018 to the Sub-Advisory Agreement between John Hancock Advisers, LLC and Wellington Management Company LLP with respect to the Fund. – filed herewith.

7(a)	Distribution Agreement dated September 2, 2005 (“Distribution Agreement”) between the Registrant and John Hancock Funds, LLC. – previously filed as exhibit 99.(e) to post-effective amendment no. 2, filed on September 2, 2005, accession number 0000898432-05-000776.

8	Not applicable.

9(a)	Master Custodian Agreement dated September 10, 2008 among the Registrant and State Street Bank and Trust Company. – previously filed as exhibit 99.(g) to post-effective amendment no. 26, filed on June 25, 2010, accession number 0000950123-10-061105.

9(a)(1)	Amendment dated October 1, 2015 to Master Custodian Agreement dated September 26, 2008 between John Hancock Mutual Funds and State Street Bank and Trust Company – previously filed as exhibit 99.(g).(1) to post-effective amendment no. 66, filed on June 27, 2016, accession number 0001133228-16-010482.

10(a)(1)	Plan of Distribution pursuant to Rule 12b-1 dated September 2, 2005, as amended December 13, 2006 relating to Class A Shares — previously filed as exhibit 99.(m).(3) to post-effective amendment no. 3, filed on December 15, 2006, accession number 0001010521-06-000969.

10(a)(2)	Plan of Distribution pursuant to Rule 12b-1 dated September 2, 2005, as amended December 13, 2006 relating to Class C Shares – previously filed as exhibit 99.(m).(5) to post-effective amendment no. 3, filed on December 15, 2006, accession number 0001010521-06-000969.

10(a)(3)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 dated December 17, 2014, as amended December 8, 2016 (“18f-3 Plan“) for certain John Hancock Mutual Funds advised by John Hancock Advisers, LLC. – previously filed as exhibit 99.(n) to post-effective amendment no. 74, filed on June 27, 2017, accession number 0001133228-17-004191.

11	Opinion and Consent of K&L Gates LLP regarding legality of issuance of shares and other matters. – previously filed as exhibit 11 to the registration statement on Form N-14 filed on December 6, 2018, accession number 0001133228-18-006361.

12	Form of Opinion of K&L Gates LLP on tax matters. – previously filed as exhibit 12 to the registration statement on Form N-14 filed on December 6, 2018, accession number 0001133228-18-006361.

13(a)	Master Global Custodial Services Agreement dated March 3, 2014 among John Hancock Mutual Funds and Citibank. N.A. – previously filed as exhibit 99.(g).(1) to post-effective amendment no. 60, filed on March 27, 2015, accession number 0001133228-15-001315.

13(a)(1)	Amendment dated June 10, 2015 to Master Global Custodial Services Agreement dated March 3, 2014 among John Hancock Mutual Funds and Citibank. N.A. – previously filed as exhibit 99.(g).(3) to post-effective amendment no. 66, filed on June 27, 2016, accession number 0001133228-16-010482.

13(a)(3)	Amended and Restated Service Agreement dated June 25, 2014 among the Registrant and John Hancock Advisers, LLC. – previously filed as exhibit 99.(h).(1) to post-effective amendment no. 56, filed on August 25, 2014, accession number 0001133228-14-002929.

4

13(a)(4)	Amended and Restated Transfer Agency and Service Agreement dated July 1, 2013 (the “Restated Transfer Agency Agreement”) between John Hancock Mutual Funds advised by the John Hancock Advisers, LLC and John Hancock Signature Services, Inc. – previously filed as exhibit 99.(h).(7) to post-effective amendment no. 53, filed on June 27, 2014, accession number 0001133228-14-002176.

13(a)(5)	Amendment dated October 1, 2013 to the Restated Transfer Agency Agreement. – previously filed as exhibit 99.(h).(8) to post-effective amendment no. 53, filed on June 27, 2014, accession number 0001133228-14-002176.

13(a)(6)	Services Agreement dated March 3, 2014 among John Hancock Mutual Funds and Citi Fund Services Ohio, Inc. – previously filed as exhibit 99.(h).(9) to post-effective amendment no. 60, filed on March 27, 2015, accession number 0001133228-15-001315.

13(a)(7)	Amendment No.1 dated February 1, 2015 to Services Agreement dated March 3, 2014 between the Trust and Citi Fund Services Ohio, Inc. – previously filed as exhibit 99.(h).(10) to post-effective amendment no. 60, filed on March 27, 2015, accession number 0001133228-15-001315.

13(a)(8)	Amendment dated June 15, 2015 to Services Agreement dated March 3, 2014, as amended, among John Hancock Mutual Funds and Citi Fund Services Ohio, Inc. – previously filed as exhibit 99.(h).(11) to post-effective amendment no. 66, filed on June 27, 2016, accession number 0001133228-16-010482.

13(a)(9)	Amended and Restated Expense Limitation Agreement and Voluntary Expense Limitation Notice dated March 22, 2018 by and between the Registrant and John Hancock Advisers, LLC – previously filed as exhibit 99.(h).(11) to post-effective amendment no. 81, filed on June 27, 2018, accession number 0001133228-18-004212.

14	Consent of PricewaterhouseCoopers LLP. – filed herewith.

15	Not applicable.

16	Powers of Attorney. – previously filed as exhibit 16 to the registration statement on Form N-14 filed on December 6, 2018, accession number 0001133228-18-006361.

17	Form of Proxy Card. – previously filed as exhibit 17 to the registration statement on Form N-14 filed on December 6, 2018, accession number 0001133228-18-006361.

Item 17. Undertakings

(1)       The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)       The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-

5

effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

6

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, John Hancock Funds III, certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts on the 9th day of January 2019.

John Hancock Funds III

By:	/s/ Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President and Trustee	January 9, 2019
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	January 9, 2019
Charles A. Rizzo	(Principal Financial Officer and Principal
Accounting Officer)

/s/ Charles L. Bardelis*	Trustee	January 9, 2019
Charles L. Bardelis

/s/ James R. Boyle*	Trustee	January 9, 2019
James R. Boyle

/s/ Peter S. Burgess*	Trustee	January 9, 2019
Peter S. Burgess

/s/ William H. Cunningham*	Trustee	January 9, 2019
William H. Cunningham

/s/ Grace K. Fey*	Trustee	January 9, 2019
Grace K. Fey

/s/ Marianne Harrison*	Trustee	January 9, 2019
Marianne Harrison

/s/ Theron S. Hoffman*	Trustee	January 9, 2019
Theron S. Hoffman

/s/ Deborah C. Jackson*	Trustee	January 9, 2019
Deborah C. Jackson

7

/s/ Hassell H. McClellan*	Trustee	January 9, 2019
Hassell H. McClellan

/s/ James M. Oates*	Trustee	January 9, 2019
James M. Oates

/s/ Steven R. Pruchansky*	Trustee	January 9, 2019
Steven R. Pruchansky

/s/ Gregory A. Russo*	Trustee	January 9, 2019
Gregory A. Russo

* By:	Power of Attorney
/s/ Ariel Ayanna
Attorney-In-Fact
*Pursuant to Power of Attorney previously filed with the Trust’s Registration Statement on Form N-14 filed on December 6, 2018, accession number 0001133228-18-006361.

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Exhibit Index

6(a)(1)	Amendment dated September 28, 2018 to the Advisory Agreement relating to John Hancock U.S. Quality Growth Fund (formerly John Hancock Strategic Growth Fund) (the “Fund”).

6(a)(2)	Amendment dated September 21, 2018 to the Sub-Advisory Agreement between John Hancock Advisers, LLC and Wellington Management Company LLP with respect to the Fund.

14	Consent of PricewaterhouseCoopers LLP.

9